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As filed with the Securities and Exchange Commission on March 9, 2012

Securities Act Registration No. 333-
Investment Company Registration No. 811-22676

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.
Post-Effective Amendment No.
and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒

Blackstone / GSO Short Duration High Yield Fund
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue
31st Floor
New York, NY 10154
(Address of Principal Executive Offices)

(212) 503-2100
(Registrant's Telephone Number, Including Area Code)

Marisa Beeney, Esq.
GSO Capital Partners LP
345 Park Avenue
31st Floor
New York, NY 10154
(Name and Address of Agent for Service)

Copies to:

Sarah E. Cogan, Esq.
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

         If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

         It is proposed that this filing will become effective (check appropriate box)

         ☐ when declared effective pursuant to section 8(c)

 CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee

Common Shares of Beneficial Interest, $0.001 par value	50,000 shares	$20.00	$1,000,000	$114.60

(1)
Estimated solely for purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED            , 2012

PROSPECTUS

                Shares

Blackstone / GSO Short Duration High Yield Fund

Common Shares
$20.00 per Share

        Investment Objectives.    Blackstone / GSO Short Duration High Yield Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company with no operating history. The Fund's primary investment objective is to seek high current income, with a secondary objective to seek capital appreciation. There can be no assurance that the Fund will achieve its investment objectives.

        Investment Strategies.    The Fund will seek to achieve its investment objectives by investing in high yield fixed income instruments that are rated below investment grade or, if unrated, are considered by GSO / Blackstone Debt Funds Management LLC (the "Adviser"), the Fund's investment adviser, to be of comparable quality. Under normal market conditions, at least 80% of the Fund's Managed Assets (as defined below) will be invested in high yield fixed income instruments with varying maturities and other investments (including derivatives) with similar economic characteristics. High yield fixed income instruments that are rated below investment grade (commonly referred to as "junk bonds") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. See "Risks—Below Investment Grade Instruments Risk."

         Although the Fund may invest in instruments of any duration or maturity, under normal market conditions, the Fund will seek to maintain a weighted average portfolio duration, including the effects of leverage, of three years or less and a weighted average portfolio maturity of five years or less. The Fund's weighted average portfolio duration and weighted average portfolio maturity, however, may be longer at any time or from time to time depending on market conditions. "Managed Assets" means net assets plus any borrowing for investment purposes, including effective leverage and traditional leverage.

        No Prior History.    Because the Fund is newly organized, its common shares of beneficial interest, par value $0.001 (the "Common Shares"), have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their Common Shares in a relatively short period after completion of the public offering.

         The Fund intends to apply to list its Common Shares on the New York Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be "            ", subject to notice of issuance.

         Investing in the Fund's Common Shares involves certain risks. See "Risks" beginning on page 42 of this prospectus.

	Per Share	Total(1)

Public offering price	$20.00	$

Sales load(2)	$0.90	$

Proceeds, after expenses, to the Fund(3)	$19.06	$

(1)
The Fund has granted the underwriters an option to purchase up to                    additional Common Shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the total public offering price, sales load and proceeds, after expenses, to the Fund will be $        , $        and $        , respectively. See "Underwriting."

(2)
The Adviser may pay certain qualifying underwriters a structuring fee, additional compensation or a sales incentive fee in connection with the offering. See "Underwriting."

(3)
Total offering expenses to be paid by the Fund (other than the sales load) are estimated to be approximately $            , which represents $0.04 per share. After payment of such expenses, proceeds to the Fund will be $19.06 per share. The Adviser has agreed to pay all of the Fund's organizational expenses and the Fund's offering expenses (other than the sales load) to the extent offering expenses are in excess of $0.04 per share. See "Summary of Fund Expenses."

         The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         The underwriters expect to deliver the Common Shares to purchasers on or about                        , 2012.

Prospectus dated            , 2012.

(continued from cover page)

        Leverage.    The Fund anticipates incurring leverage as part of its investment strategy. The Fund currently intends to obtain leverage through borrowings, including loans from certain financial institutions or issuing debt securities, and may also issue preferred shares, or enter into similar transactions to add leverage to its portfolio (collectively, "traditional leverage"). In addition, the Fund may incur leverage through total return swaps, securities lending arrangements or credit default swaps (collectively, "effective leverage"). The Fund's total leverage, either through traditional leverage or effective leverage, will not exceed 33 1/3% of the Fund's Managed Assets. The use of leverage is a speculative technique that involves special risks and costs associated with the leveraging of the Common Shares. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed. See "Leverage," "Risks—Leverage Risk" and "Description of Shares."

        Derivatives.    Under normal market conditions, the use of derivatives by the Fund will not exceed 20% of the Fund's Managed Assets. The Fund may use derivatives as a form of effective leverage through the use of total return swaps or credit default swaps (either on individual securities or groups or indices of securities). The Fund's investments in derivatives will be included under the 80% asset policy noted above so long as the underlying asset of such derivatives is one or more high yield fixed income instruments that are rated below investment grade.

        Investment Adviser.    GSO / Blackstone Debt Funds Management LLC will be the Fund's investment adviser. The Adviser, a wholly-owned subsidiary of GSO Capital Partners LP (collectively with its affiliates, "GSO"), is a registered investment adviser and will be responsible for administrative and compliance oversight services to the Fund. GSO is the credit platform of The Blackstone Group L.P. (collectively with its affiliates, "Blackstone"). Blackstone is a leading manager of private capital and provider of financial advisory services. It is one of the largest independent managers of private capital in the world, with assets under management of approximately $166.2 billion as of December 31, 2011. As of December 31, 2011, GSO's asset management operation had aggregate assets under management of approximately $34 billion across multiple strategies within the leveraged finance marketplace, including high yield bonds, leveraged loans, distressed and mezzanine debt and private equity, including hedge funds.

         You should read this prospectus, which concisely sets forth information about the Fund, before deciding whether to invest in the Common Shares, and retain it for future reference. A Statement of Additional Information, dated                            , containing additional information about the Fund, has been filed with the Securities and Exchange Commission and, as amended from time to time, is incorporated by reference in its entirety into this prospectus. You can review the table of contents for the Statement of Additional Information on page 77 of this prospectus. You may request a free copy of the Statement of Additional Information by calling (800) 831-5776 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call (202) 551-8090 for information. The Securities and Exchange Commission charges a fee for copies. You can get the same information, including any materials incorporated by reference, free from the Securities and Exchange Commission's Web site (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102. You may request a free copy of the Statement of Additional Information, annual and semi-annual reports to stockholders (when available), and additional information about the Fund and make shareholders' inquiries by calling (877) 299-1588, by writing to the Fund or visiting the Fund's website (http://www.blackstone-gso.com/).

         The Fund's Common Shares do not represent a deposit or obligation of and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

        You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it and we take no responsibility for, and can provide no assurance as to the reliability of, any information that others may give you. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. Our business, financial condition and prospectus may have changed since that date.

 PROSPECTUS SUMMARY

        This is only a summary of certain information contained in this prospectus relating to Blackstone / GSO Short Duration High Yield Fund. This summary may not contain all of the information that you should consider before investing in our common shares of beneficial interest, par value $0.001 per share ("Common Shares"). You should review the more detailed information contained in this prospectus and in the Statement of Additional Information (the "SAI").

The Fund	Blackstone / GSO Short Duration High Yield Fund is a newly organized, non-diversified, closed-end management investment company. Throughout the prospectus, we refer to Blackstone / GSO Short Duration High Yield Fund simply as the "Fund," "we," "us" or "our."
The Offering
The Fund is offering Common Shares at $20.00 per share through a group of underwriters (the "Underwriters") led by . You must purchase at least 100 Common Shares ($2,000) in order to participate in this offering. The Fund has given the Underwriters an option to purchase up to additional Common Shares solely to cover overallotments. GSO / Blackstone Debt Funds Management LLC (the "Adviser") has agreed to pay all of the Fund's organizational expenses and the Fund's offering expenses (other than the sales load) in excess of $0.04 per share. See "Underwriting."
Who May Want to Invest
Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. An investment in the Fund is not appropriate for all investors, and the Fund is not intended to be a complete investment program. The Fund is designed as a long-term investment and not as a trading vehicle. The Fund may be an appropriate investment for investors who are seeking:

•

a portfolio of short duration, high yield fixed income securities;

•

the potential for attractive quarterly income and capital appreciation;

•

professional selection and active management by the Adviser.

Investment Objectives
The Fund's primary investment objective is to seek high current income, with a secondary objective to seek capital appreciation. There can be no assurance that the Fund will achieve its investment objectives. The Fund's investment objectives are not fundamental and may be changed by the Board of Trustees without the approval of the holders of a majority of the outstanding Common Shares or Preferred Shares (defined below), if any.

Investment Strategies	The Fund will seek to achieve its investment objectives by investing in high yield fixed income instruments that are rated below investment grade or, if unrated, are considered by the Adviser to be of comparable quality. Under normal market conditions, at least 80% of the Fund's Managed Assets (as defined below) will be invested in high yield fixed income instruments with varying maturities and other investments (including derivatives) with similar economic characteristics. "Managed Assets" means net assets plus any borrowing for investment purposes, including effective leverage and traditional leverage.

High Yield Instruments. Substantially all of the Fund's assets may be invested in fixed income instruments that are below investment grade quality. Below investment grade quality instruments are those that, at the time of investment, are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Corporation Ratings Group ("S&P") or Fitch Ratings, Inc. ("Fitch"), or if unrated, are determined by the Adviser to be of comparable quality. Instruments of below investment grade quality, commonly referred to as "junk" or "high yield" instruments, are regarded as having predominantly speculative characteristics with respect to an issuer's capacity to pay interest and repay principal.

Fixed Income Instruments. The Fund's investments in fixed income instruments may include bonds, debentures, notes, commercial paper and other similar types of debt instruments, as well as preferred stock, loans, money market instruments, and derivatives related to or referencing these types of securities and instruments. The Fund may invest in fixed income instruments of companies or governments.

Duration. Duration is the weighted average term-to-maturity of a security's cash flows. It is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. While there is no limit on the remaining maturity or duration of any individual security in which the Fund may invest, the Fund normally will seek to maintain a weighted average portfolio duration, including the effects of leverage ("weighted average portfolio duration"), of three years or less and a weighted average portfolio maturity of five years or less. The Fund's weighted average portfolio duration and weighted average portfolio maturity, however, may be longer at any time or from time to time depending on market conditions.

Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. By comparison, a debt security's "maturity" is the date on which the security ceases and the issuer is obligated to repay principal. Duration differs from maturity in that it considers a security's next interest reset date and call features, whereas maturity does not. In general, if prevailing interest rates change by 1%, a fixed income security or portfolio's value will change by 1% multiplied by each year of duration. For example, if a portfolio of fixed income securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Derivatives. Under normal market conditions, the use of derivatives by the Fund will not exceed 20% of the Fund's Managed Assets. The Fund may use derivatives as a form of effective leverage through the use of total return swaps or credit default swaps (either on individual securities or groups or indices of securities). The Fund's investments in derivatives will be included under the 80% asset policy noted above so long as the underlying asset of such derivatives is one or more high yield fixed income instruments that are rated below investment grade.

In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying assets. The Fund bears the risk of default on the underlying assets based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.

An investment by the Fund in credit default swaps will allow the Fund to obtain economic exposure to certain credits without having a direct exposure to such credits. As a seller (or long position) of credit default swaps, the Fund is entitled to receive a stream of periodic payments from the buyer of the swap, but if a credit event occurs in connection with the reference security, group of securities or index, then the Fund will have to pay the full notional value of the reference obligation or alternatively, a cash payment representing the difference between the expected recovery rate and the full notional.

Loans. Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in loans, which may be obtained through assignments or participations. Loans typically have the highest position in a borrower's capital structure and are typically secured by collateral. Most loans are floating rate instruments.

Foreign Securities. Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in fixed income instruments issued by foreign corporate or government issuers. Such foreign securities may be U.S. currency denominated or foreign currency denominated.

Investment Grade Securities. Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in fixed income instruments that are rated investment grade (Baa3 or higher by Moody's, BBB- or higher by S&P or Fitch) or if unrated, are considered by the Adviser to be of comparable quality.

Lower Rated Securities. The Fund may not invest in issuers which are in default at the time of purchase. As part of its investments in high yield instruments, the Fund may invest up to 10% of its Managed Assets in high yield instruments rated in the lower rating categories (Caa1 or lower by Moody's, or CCC+ or lower by S&P or Fitch) or, if unrated, are considered by the Adviser to be of comparable quality. Such securities are subject to very high credit risk.

Illiquid and Restricted Securities. The Fund may invest up to 20% of its Managed Assets in securities or other instruments that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's ("SEC") standard applicable to registered investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale ("restricted securities"). However, restricted securities determined by the Adviser to be illiquid are subject to the limitations set forth above.
For a more complete discussion of the Fund's portfolio composition, see "The Fund's Investments."
Leverage
The Fund anticipates incurring leverage as part of its investment strategy. The Fund currently intends to obtain leverage through borrowings, including loans from certain financial institutions or issuing debt securities, and may also issue preferred shares ("Preferred Shares"), or enter into similar transactions to add leverage to its portfolio (collectively, "traditional leverage"). In addition, the Fund may incur leverage through total return swaps, securities lending arrangements or credit default swaps (collectively, "effective leverage"). The Fund's total leverage, either through traditional leverage or effective leverage, will not exceed 33 1/3% of the Fund's Managed Assets. The use of leverage is a speculative technique that involves special risks and costs associated with the leveraging of the Common Shares. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed. See "Leverage," "Risks—Leverage Risk" and "Description of Shares."

If the rate of return on the securities purchased by the Fund with the proceeds of leverage is greater than the cost to the Fund of its leverage, the excess income may be used to pay higher dividends to holders of common shares. However, the Fund cannot assure you that the use of leverage will result in a higher yield on the Common Shares. When leverage is employed, the net asset value and market price of the common shares and the yield to holders of common shares will be more volatile. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS (defined below) for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the assets purchased through leverage. As such, the Adviser may have a financial incentive to increase the Fund's use of leverage, which constitutes an inherent conflict of interest. See "Leverage" and "Risks—Leverage Risk." Leverage creates risk for the Fund's common shareholders, including the likelihood of greater volatility in the net asset value ("NAV") and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the common shareholders or may result in fluctuations in the dividends paid on the Common Shares. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed. See "Risks—Leverage Risk."
Investment Adviser
GSO / Blackstone Debt Funds Management LLC will be the Fund's investment adviser. The Adviser, a wholly-owned subsidiary of GSO Capital Partners LP (collectively with its affiliates, "GSO"), is a registered investment adviser and will be responsible for administrative and compliance oversight services to the Fund. GSO is the credit platform of The Blackstone Group L.P. (collectively with its affiliates, "Blackstone"). Blackstone is a leading manager of private capital and provider of financial advisory services. It is one of the largest independent managers of private capital in the world, with total assets under management of approximately $166.2 billion as of December 31, 2011.

As of December 31, 2011, GSO's asset management operation had aggregate assets under management of approximately $37.0 billion across multiple strategies within the leveraged finance marketplace, including high yield bonds, leveraged loans, distressed and mezzanine debt, private equity and hedge funds.
The Adviser will receive a monthly fee at the annual rate of % of the average daily value of the Fund's Managed Assets.

Administrator	ALPS Fund Services, Inc. ("ALPS"), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as administrator to the Fund. Under the administration agreement, ALPS is responsible for calculating the net asset value of the Common Shares and generally managing the administrative affairs of the Fund.

ALPS is entitled to receive a monthly fee at the annual rate of % of the average daily value of the Fund's Managed Assets, subject to a minimum annual fee of $ , plus out-of-pocket expenses. See "Management of the Fund—Administrator."
Distributions
Commencing with the Fund's initial distribution, the Fund intends to make regular quarterly cash distributions of all or a portion of its net investment income to common shareholders. We expect to declare the initial quarterly distribution on the Fund's Common Shares within 45 to 60 days after completion of this offering and to pay that initial quarterly distribution approximately 60 to 90 days after completion of this offering. The Fund will distribute to common shareholders at least annually all or substantially all of its net investment income after the payment of interest, fees and dividends, if any, owed with respect to any outstanding forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and any Preferred Shares issued by the Fund in proportion to the total dividends paid to each class for the year in which the income is realized. See "Distributions" and "Leverage."

Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio and the amount of leverage utilized by the Fund. To permit the Fund to maintain a more stable quarterly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular quarterly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's net asset value and Managed Assets (and indirectly benefit the Adviser and ALPS by increasing their fees) and, correspondingly, distributions from the Fund's income will reduce the Fund's net asset value and Managed Assets. See "Distributions."

Cash distributions to holders of our Common Shares may be reinvested under our Dividend Reinvestment Plan ("DRIP") in additional whole and fractional shares if you or your representative elects ("opt-in") to enroll in the DRIP. See "Distributions" and "Dividend Reinvestment Plan."
Listing
The Fund intends to apply to list its Common Shares on the New York Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be " ", subject to notice of issuance. See "Description of Shares—Common Shares."
Custodian and Transfer Agent	will serve as the Fund's custodian. will serve as Fund's transfer agent. See "Custodian and Transfer Agent."
Market Price of Shares
Common shares of closed-end management investment companies frequently trade at a discount from their NAV. Common shares of closed-end management investment companies like the Fund have traded at prices higher than their NAV during some periods, and have traded at prices lower than their NAV during other periods. The Fund cannot assure you that its Common Shares will trade at a price higher than or equal to NAV. The Fund's NAV will be reduced immediately following this offering by the sales load and the amount of offering expenses paid by the Fund. See "Use of Proceeds." In addition to NAV, the market price of the Fund's Common Shares may be affected by such factors as distribution levels, which are in turn affected by expenses, distribution stability, liquidity and market supply and demand. See "Risks," "Description of Shares—Common Shares" and "Repurchase of Common Shares." The Common Shares are designed primarily for long-term investors; you should not purchase Common Shares of the Fund if you intend to sell them shortly after purchase.
Risks
No Operating History. The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Adviser currently manages structured products and acts as an investment adviser for managed accounts and two other closed-end funds. The Fund's Common Shares have no history of public trading. See "Risks—No Operating History."

Market Discount Risk. Common shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors who sell their Common Shares in a relatively short period of time after completion of the initial offering.
The Fund's Common Shares may trade at a price that is less than the initial offering price. See "Risks—Market Discount Risk."

Investment and Market Risk. An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's Common Shares represents an indirect investment in the portfolio of fixed income instruments and other securities and derivative instruments owned by the Fund, and the value of these instruments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund's Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund's investment, market and certain other risks. See "Risks—Investment and Market Risk" and "Risks—Leverage Risk."

Fixed Income Instruments Risk. The Fund will invest at least 80% of its Managed Assets in fixed income instruments, such as bonds, debentures, notes, commercial paper and other similar types of debt instruments, as well as preferred stock, loans, money market instruments, and derivatives related to or referencing these types of securities and instruments. Fixed income instruments are particularly susceptible to following risks:

Issuer Risk.    The value of fixed income instruments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Interest Rate Risk.    The market price of the Fund's investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed income securities generally rises. Conversely, during periods of rising interest rates, the market price of such securities generally declines. The magnitude of these fluctuations in the market price of fixed income securities is generally greater for securities with longer durations. Fluctuations in the market price of the Fund's securities will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's NAV.

Prepayment Risk.    During periods of declining interest rates, the issuer of an instrument may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in potentially lower yielding instruments, which may result in a decline in the Fund's income and distributions to common shareholders. This is known as prepayment or "call" risk. Fixed income instruments frequently have call features that allow the issuer to redeem the instrument at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met ("call protection"). An issuer may choose to redeem a fixed income instrument if, for example, the issuer can refinance the instrument at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

Reinvestment Risk.    Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Fund's Common Share price or its overall return

Spread Risk.    Wider credit spreads and decreasing market values typically represent a deterioration of the fixed income instrument's credit soundness and a perceived greater likelihood or risk of default by the issuer. Fixed income instruments generally compensate for greater credit risk by paying interest at a higher rate. The difference (or "spread") between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security generally falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

See "The Fund's Investments—Portfolio Composition—Fixed income Instruments" and "Risks—Fixed Income Instruments Risk."

Below Investment Grade Instruments Risk. The Fund anticipates that it may invest substantially all of its assets in fixed income instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as "junk" or high-yield instruments and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments and may have wide spreads between the bid and asked prices. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund's net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.

Because of the greater number of investment considerations involved in investing in high yield instruments the ability of the Fund's strategy to meet its objectives depends more on the Adviser's judgment and analytical abilities than would be the case if the Portfolio invested primarily in securities in the higher rating categories. While the Adviser will attempt to reduce the risks of investing in lower rated instruments through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such instruments would substantially lessen the risks of defaults brought about by an economic downturn or recession. Also, the Fund is a non-diversified investment company and therefore is permitted to invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. See "The Fund's Investments—Portfolio Composition—Below Investment Grade Instruments", "Risks—Non-Diversification Risk" and "Risks—Below Investment Grade Instruments Risk."

Credit Risk. Credit risk is the risk that one or more debt instruments in the Fund's portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a debt security is affected by the creditworthiness of the issuer and by general economic and specific industry conditions and the Fund's investments will often be subordinate to other debt in the issuer's capital structure. Because the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. See "Risks—Credit Risk."

Leverage Risk. The Fund anticipates incurring leverage as part of its investment strategy. All costs and expenses related to any form of leverage used by the Fund will be borne entirely by the holders of the Common Shares. The Fund's total leverage, either through traditional leverage or effective leverage will not exceed 33 1/3% of the Fund's Managed Assets. See "Leverage."

The Fund's use of leverage could create the opportunity for a higher return for common shareholders but would also result in special risks for common shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the Common Shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders including:
• the likelihood of greater volatility of NAV, market price and distribution rate of the Common Shares than a comparable portfolio without leverage;

•

the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the Common Shares;

•

the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares;

•

when the Fund uses leverage, the investment advisory fee payable to the Adviser will be higher than if the Fund did not use leverage, which may provide a financial incentive to the Adviser to increase the Fund's use of leverage and create an inherent conflict of interest; and

• leverage may increase expenses, which may reduce total return.

The Fund may continue to use leverage if the benefits to the Fund's shareholders of maintaining the leveraged position are believed to outweigh any current reduced return.

Liquidity Risk. The Fund may invest up to 20% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. See "Risks—Liquidity Risk."

Derivatives Risk. Under normal market conditions, the use of derivatives by the Fund will not exceed 20% of the Fund's Managed Assets. The Fund may enter into derivatives for leverage or investment purposes through total return swaps or credit default swaps. The Fund's derivative investments have risks, including:

Counterparty Risk.    If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security.
Leverage Risk. The derivative investments in which the Fund may invest will give rise to forms of financial leverage, which may magnify the risk of owning such instruments. See "Risks—Leverage Risk."

Illiquidity Risk.    Certain derivative instruments may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the derivative is currently worth. See "Risks—Liquidity Risk."

Correlation Risk.    Imperfect correlation between the value of derivative instruments and the underlying assets of the Fund creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio.

Derivative instruments are also subject to the risk of the loss of principal. Furthermore, the ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. Thus, the use of derivative investments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices below or above the current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise want to sell. In addition, there may be situations in which the Adviser elects not to use derivative investments that result in losses greater than if they had been used. Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Congress has recently enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). The Dodd-Frank Act will likely impact the use of derivatives by entities, which may include the Fund, and is intended to improve the existing regulatory framework by closing the regulatory gaps and eliminating the speculative trading practices that contributed to the 2008 financial market crisis. The legislation is designed to impose stringent regulation on the over-the-counter derivatives market in an attempt to increase transparency and accountability by, among other things, requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move somederivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon the effectiveness of these rules, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The SEC has also indicated that it may adopt new policies on the use of derivatives by registered investment companies. Such policies could affect the nature and extent of derivatives use by the Fund. See "Risks—Leverage Risk."

Swap Risk. The Fund may invest in credit default swaps and total return swaps. Such transactions are subject to market risk, liquidity risk, counterparty risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. See "Risks—Derivatives Risk." To the extent credit default swaps are used, the Fund will generally sell protection and the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. If, however, the Fund buys protection under a credit default swap, the risk of loss is the contractual obligation to make a stream of payments to the swap counterparty. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. See "Risks—Swap Risk."

Potential Conflicts of Interest Risk. The Adviser will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the Adviser, GSO, Blackstone and their affiliates in other activities that may conflict with those of the Fund. The Adviser, GSO, Blackstone and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the Adviser, GSO, Blackstone and their affiliates may engage in activities where the interests of certain divisions of the Adviser, GSO, Blackstone and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the Adviser, GSO, Blackstone and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.

In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, GSO and its affiliates have implemented certain policies and procedures (e.g., information walls). For example, GSO and its affiliates may come into possession of material non-public information with respect to companies in which the Fund may be considering making an investment or companies that are GSO's and its affiliates' advisory clients. As a consequence, that information, which could be of benefit to the Fund, could also restrict the Fund's activities and the investment opportunity may otherwise be unavailable to the Fund. Additionally, the terms of confidentiality or other agreements with or related to companies in which any fund managed by GSO has or has considered making an investment or which is otherwise an advisory client of GSO and its affiliates may restrict or otherwise limit the ability of the Fund to make investments in such companies.

As part of its regular business, Blackstone provides a broad range of investment banking, advisory, and other services. In the regular course of its investment banking and advisory businesses, Blackstone represents potential purchasers, sellers and other involved parties, including corporations, financial buyers, management, shareholders and institutions, with respect to transactions that could give rise to investments that would otherwise be available for investment by the Fund. Because of such relationships, there may be certain investments that the Adviser will decline or be unable to make. In addition, employees of Blackstone or its affiliates may possess information relating to such issuers that is not known to the individuals at the Adviser responsible for making investment decisions and performing the other obligations under the investment advisory agreement between the Fund and the Adviser. Those employees of Blackstone or its affiliates will not be obligated to share any such information with the Adviser and may be prohibited by law or contract from doing so.

The Adviser or certain of its affiliates may come into possession of material non-public information with respect to an issuer. Should this occur, the Adviser would be restricted from buying or selling securities, derivatives or loans of the issuer on behalf of the Fund until such time as the information became public or was no longer deemed material, so as to preclude the Fund from participating in an investment. Disclosure of such information to the Adviser's personnel responsible for the affairs of the Fund will be on a need-to-know basis only, and the Fund may not be free to act upon any such information. Therefore, the Fund may not have access to material non-public information in the possession of the Adviser which might be relevant to an investment decision to be made by the Fund, and the Fund may initiate a transaction or sell an investment which, if such information had been known to it, may not have been undertaken. Due to these restrictions, the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold.

Blackstone and its affiliates may represent creditors or debtors in proceedings under Chapter 11 of the Bankruptcy Code or prior to such filings. From time to time, Blackstone and its affiliates may serve as advisor to creditor or equity committees. This involvement, for which Blackstone and its affiliates may be compensated, may limit or preclude the flexibility that the Fund may otherwise have to participate in restructurings. For example, in situations in which an issuer of fixed income instruments held by the Fund is a client or a potential client of the restructuring and reorganization advisory practice, the Adviser may dispose of such instruments or take such other actions reasonably necessary to the extent permitted under the Investment Company Act of 1940, as amended (the "Investment Company Act") in order to avoid actual or perceived conflicts of interest with the restructuring and reorganization advisory practice. Further, there may also be instances in which the work of Blackstone's and its affiliates' restructuring and reorganization advisory practice prevents the Adviser from purchasing securities on behalf of the Fund. See "Risks—Potential Conflicts of Interest Risk."

Limitations on Transactions with Affiliates Risk. The Investment Company Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of a registered investment company or private equity fund managed by Blackstone, GSO or any of their respective affiliates. However, the Fund may, under certain circumstances, purchase any such portfolio company's securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired. The Investment Company Act also prohibits certain "joint" transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us. See "Risks—Limitations on Transactions with Affiliates Risk."

Dependence on Key Personnel Risk. The Adviser is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund's investments. If the Adviser were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques for the Fund's portfolio and the Fund's performance may lag behind that of similar funds. The Adviser has informed the Fund that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund's business and affairs. In addition, individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. See "Risks—Dependence on Key Personnel Risk."

Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund's portfolio. See "Risks—Inflation/Deflation Risk."

Foreign Securities Risk. The Fund may invest up to 20% of its Managed Assets in U.S. currency denominated and/or foreign currency denominated fixed income instruments issued by foreign corporate or government issuers. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies or in the U.S. government.

Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of foreign securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors' rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in foreign securities. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Foreign government debt includes bonds that are issued or backed by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. The governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with terms of such debt, and the Fund may have limited legal recourse in the event of a default. In addition, since 2010, the risks of investing in certain foreign government debt have increased dramatically as a result of the ongoing European debt crisis which began in Greece and has begun to spread throughout various other European countries. These debt crises and the ongoing efforts of governments around the world to address these debt crises have also resulted in increased volatility and uncertainty in the global securities markets and it is impossible to predict the effects of these or similar events in the future on the Fund, though it is possible that these or similar events could have a significant adverse impact on the value and risk profile of the Fund.

The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because foreign securities may trade on days when the Fund's

Common Shares are not priced, NAV can change at times when Common Shares cannot be sold. The Fund has no current intention to invest in instruments the issuers of which are from emerging market countries. See "Risks—Foreign Securities Risk."

Foreign Currency Risk. Because the Fund may invest in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency. See "Risks—Foreign Currency Risk."

Loans Risk. The Fund may invest in fixed, variable and floating rate loans arranged through private negotiations between an issuer and one or more financial institutions. When investing in loans the Fund will be subject to the credit risk of the borrower of the loan. In addition, the loans the Fund will invest in will typically be of below investment grade quality and will be subject to the same risks of other fixed income securities that are of below investment grade quality. See "Risks—Below Investment Grade Instruments Risk." Although the loans in which the Fund will invest will typically be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal. In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price.

The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation. In purchasing participations, the Fund generally will have no direct right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. See "Risks—Loans Risk."

Lower Rated Securities Risk. The Fund may invest up to 10% of its Managed Assets in high yield instruments rated in the lower rating categories (Caa1 or lower by Moody's, or CCC+ or lower by S&P or Fitch) or, if unrated, are considered by the Adviser to be of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. See "Risks—Lower Rated Securities Risk."

Income Risk. The income the holders of Common Shares receive from the Fund is based primarily on the interest the Fund earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates to the Fund's common shareholders' income distributions from the Fund could drop as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase. This will be magnified when the Fund is utilizing leverage. See "Risks—Income Risk."

Investments in Equity Securities or Warrants Incidental to Investments in Fixed Income Instruments. From time to time the Fund also may invest in or hold common stock and other equity securities or warrants incidental to the purchase or ownership of a fixed income instrument or in connection with a reorganization of an issuer. Investments in equity securities incidental to investments in fixed income instruments entail certain risks in addition to those associated with investments in fixed income instruments. Because equity is merely the residual value of an issuer after all claims and other interests, it is inherently more risky than the bonds or loans of the same issuer. The value of the equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's NAV. The Fund frequently may possess material non-public information about a Borrower or issuer as a result of its ownership of a fixed income instrument. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of an issuer when it would otherwise be advantageous to do so. See "Risks—Investments in Equity Securities or Warrants Incidental to Investments in Fixed Income Instruments."

U.S. Government Debt Securities Risk. U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. However, in 2011 S&P downgraded its rating of U.S. government debt, suggesting an increased credit risk. Further downgrades could have an adverse impact on the price and volatility of U.S. government debt instruments. Like other debt securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. In addition, the recent economic crisis in the United States has negatively impacted government-sponsored entities, which include Federal Home Loan Banks, Fannie Mae and Freddie Mac. As the real estate market has deteriorated through declining home prices and increasing foreclosure, government-sponsored entities, which back the majority of U.S mortgages, have experienced extreme volatility and in some cases a lack of liquidity. In September 2008, Fannie Mae and Freddie Mac were placed under a conservatorship of the U.S. federal government. Any Fund investments issued by Federal Home Loan Banks and Fannie Mae may ultimately lose value. See "Risks—U.S. Government Debt Securities Risk."

Recent Developments. The U.S. credit markets have recently been experiencing extreme volatility and market disruption. Although the market is not currently experiencing disruption, extreme volatility or market disruption may occur in the future. Instability in the credit markets may make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.

For example, certain issuers may, due to macroeconomic conditions, be unable to repay the obligations under their fixed income securities during this period. An issuer's failure to satisfy financial or operating covenants imposed by lenders could lead to defaults and, potentially, termination of the security and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer's ability to meet its obligations under its debt securities. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. The recent market instability could lead to financial losses in our portfolio and a decrease in revenues, net income and the value of the Fund's assets.

These developments may increase the volatility of the value of fixed income instruments and other investments owned by the Fund. These developments also may make it more difficult for the Fund to accurately value its investments or to sell them on a timely basis. These developments could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the holders of Common Shares. These developments also may adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of the issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the NAV and market price of the Fund's Common Shares. See "Risks—Recent Developments."

Market Disruption and Geopolitical Risk. The instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and loan and securities markets. See "Risks—Market Disruption and Geopolitical Risk."

Portfolio Turnover Risk. The Fund's annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's common shareholders. See "The Fund's Investments—Investment Policies—Portfolio Turnover," "Risks—Portfolio Turnover Risk" and "Tax Matters."

Government Intervention in the Financial Markets. The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, the European Central Bank and other foreign government and supranational finance authorities have taken unprecedented actions to regulate or manipulate international financial markets. These governments, agencies and/or organizations may take additional actions that affect the regulation of the securities or derivatives in which the Fund invests, or the issuers of such securities or derivatives, in ways that are unforeseeable. Issuers of fixed income instruments held by the Fund may seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objectives. The Adviser will monitor developments and seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objectives, but there can be no assurance that it will be successful in doing so. See "Risks—Government Intervention in the Financial Markets."

Non-Diversification Risk. The Fund is classified as "non-diversified" under the Investment Company Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund intends to qualify for the special tax treatment available to "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and thus intends to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of the Fund's total assets that are represented by cash and cash items (including receivables),

U.S. government securities, the securities of other regulated investment companies and certain other securities. See "The Fund's Investments," "Risks—Non-Diversification Risk" and "Tax Matters."

Anti-Takeover Provisions. The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV. See "Risks—Anti-Takeover Provisions" and "Certain Provisions in the Agreement and Declaration of Trust."

 SUMMARY OF FUND EXPENSES

        The purpose of the following table and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The expenses shown in the table under "Other expenses" and "Total annual expenses" are based on estimated amounts for the Fund's annual operations and assume that the Fund issues approximately                    Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase as a percentage of net assets attributable to Common Shares. The table also assumes the use of leverage in an amount equal to 33 1/3% of Managed Assets (after its use), and shows Fund expenses as a percentage of net assets attributable to Common Shares.

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of common share offering price	4.50%
Offering expenses borne by the Fund (as a percentage of common share offering price)	0.20%	(1)(2)
Dividend reinvestment plan fees	None	(3)

Annual Expenses	Percentage of Net Assets Attributable to Common Shares(4)
Advisory fees		%	(5)
Other expenses			%
Costs of leverage		%	(6)
Total annual expenses	$

Example

        As required by the relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in the Fund's Common Shares (including a sales load of $45.00, estimated offering expenses of $2.00) and, assuming (i) the Fund issues Common Shares in this offering, (ii) total annual expenses of % of net assets attributable to the Fund's Common Shares in years one through ten, (iii) a 5% annual return and (iv) reinvestment of all dividends and distributions at net asset value(7):

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$	$	$	$

(1)
The Adviser has agreed to pay all of the Fund's organizational expenses and the Fund's offering expenses (other than the sales load) in excess of $0.04 per share. Assuming an offering of Common Shares, the total offering costs are estimated to be $        which would be borne by the Fund.

(2)
The Adviser (and not the Fund) may pay certain qualifying underwriters, a structuring fee, additional compensation or a sales incentive fee in connection with the offering. See "Underwriting."

(3)
You will be charged a brokerage commission if you direct the DRIP administrator to sell your Common Shares held in a dividend reinvestment account.

(4)
For the purposes of this table we have assumed that the Fund has utilized leverage equal to 33 1/3% of its Managed Assets. All costs and expenses related to any form of leverage used by the Fund will be borne entirely by the holders of the Common Shares.

(5)
The Adviser will receive a monthly fee at an annual rate of          % of the average daily value of the Fund's Managed Assets. The fee table depicts this advisory fee in terms of net assets attributable to Common Shares, which, assuming the Fund has utilized leverage equal to 33 1/3% of Managed Assets results in a fee of           % of net assets attributable to common shares.

(6)
Represents anticipated interest costs associated with the Fund's issuance of leverage, as well as other costs associated with the Fund's use of effective leverage. The Fund's actual interest and other costs associated with effective leverage may differ from the estimates above.

(7)
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed. The example assumes that the estimated "Other expenses" set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

 THE FUND

        The Fund is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act. The Fund was organized as a Delaware statutory trust on March 5, 2012 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. The Fund has no operating history. The Fund's principal office is located at 345 Park Avenue, 31st Floor, New York, NY 10154, and its telephone number is (212) 503-2100.

USE OF PROCEEDS

        The net proceeds of this offering of Common Shares will be approximately $           ($          if the underwriters exercise the overallotment option in full) after payment of organizational costs and offering expenses. The Fund will pay all of its offering expenses up to $0.04 per common share and the Adviser has agreed to pay (i) all of the Fund's organizational expenses and (ii) the Fund's offering expenses (other than the sales load) in excess of $0.04 per share. The Fund will invest the net proceeds of this offering in accordance with the Fund's investment objectives and policies as stated below. We currently anticipate that the Fund will be able to invest substantially all of the net proceeds of this offering in investments that meet the Fund's investment objectives and policies within approximately three months after the completion of this offering. Pending such investment, it is anticipated that the proceeds will be invested in temporary investments. See "The Fund's Investments—Portfolio Composition—Temporary Strategies; Invest-Up Period."

THE FUND'S INVESTMENTS

Investment Objectives

        The Fund's primary investment objective is to seek high current income, with a secondary objective to seek capital appreciation. There can be no assurance that the Fund will achieve its investment objectives. The Fund's investment objectives are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Investment Strategies

        The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high yield fixed income instruments that are rated below investment grade (Ba1 or lower by Moody's, BB+ or lower by S&P or Fitch) or, if unrated, are considered by the Adviser to be of comparable quality. Such investments generally involve greater volatility of price and risks to principal and income than securities in the higher rating categories. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in a diversified portfolio of high yield fixed income instruments that are rated below investment grade with varying maturities and other investments (including derivatives) with similar economic characteristics. "Managed Assets" means net assets plus any borrowing for investment purposes, including effective leverage and traditional leverage.

        High yield fixed income instruments (commonly referred to as "junk bonds") are securities rated Ba1 or lower by Moody's, BB+ or lower by S&P or Fitch or comparable unrated securities and are considered to have speculative elements and a greater vulnerability to default than higher rated securities. In the event that a security receives different ratings from different Moody's, S&P and Fitch (the "rating agencies"), the Fund will treat the security as being rated in the highest rating category received from a rating agency. Below investment grade securities and comparable unrated securities involve substantial risk of loss, are considered speculative with respect to the issuer's ability to pay interest and any required redemption or principal payments and are susceptible to default or decline in market value due to adverse economic and business developments. Securities rated in the lower rating categories (Caa1 or lower by Moody's, CCC+ or lower by S&P or Fitch or comparable unrated securities) are subject to high credit risk. The descriptions of the investment rating categories by

Moody's, S&P and Fitch, including a description of their speculative characteristics, are set forth in Appendix A. All references to securities ratings by Moody's, S&P and Fitch in this prospectus shall, unless otherwise indicated, include all securities within each such rating category (i.e., Ba1, Ba2 and Ba3 in the case of Moody's, BB+ and BB- in the case of S&P and Fitch). All percentage and ratings limitations on securities in which the Fund may invest apply at the time of making an investment and shall not be considered violated if an investment rating is subsequently downgraded to a rating that would have precluded the Fund's initial investment in such security. In the event that the Fund disposes of a portfolio security subsequent to its being downgraded, the Fund may experience a greater loss than if such security had been sold prior to such downgrade.

        The Fund's investments in fixed income instruments may include bonds, debentures, notes, commercial paper and other similar types of debt instruments, as well as preferred stock, loans, money market instruments, and derivatives related to or referencing these types of securities and instruments. The Fund may invest in fixed income instruments of companies or governments.

        While there is no limit on the remaining maturity or duration of any individual security in which the Fund may invest, the Fund normally will seek to maintain a weighted average portfolio duration of three years or less and a weighted average portfolio maturity of five years or less. The Fund's weighted average portfolio duration and weighted average portfolio maturity, however, may be longer at any time or from time to time depending on market conditions.

        Duration is the weighted average term-to-maturity of a security's cash flows. It is a measure of the sensitivity of the price of a security to changes in interest rates. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. By comparison, a debt security's "maturity" is the date on which the security ceases and the issuer is obligated to repay principal. Duration differs from maturity in that it considers a security's next interest reset date and call features, whereas maturity does not. In general, if prevailing interest rates change by 1%, a fixed income security or portfolio's value will change by 1% multiplied by each year of duration. For example, if a portfolio of fixed income securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

        Under normal market conditions, the use of derivatives by the Fund will not exceed 20% of the Fund's Managed Assets. The Fund may use derivatives as a form of effective leverage through the use of total return swaps, securities lending or credit default swaps (either on individual securities or groups or indices of securities). The Fund's investments in derivatives will be included under the 80% asset policy noted above so long as the underlying asset of such derivatives is one or more high yield fixed income instruments that are rated below investment grade.

        Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in U.S. currency denominated and/or foreign currency denominated fixed income instruments issued by foreign corporate or government issuers.

        Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in fixed income instruments that are rated investment grade (Baa3 or higher by Moody's, BBB- or higher by S&P or Fitch, or if unrated, are considered by the Adviser to be of comparable quality).

        Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in loans.

        The Fund may not invest in issuers which are in default at the time of purchase. As part of its investments in high yield instruments, the Fund may invest up to 10% of its Managed Assets in high yield instruments rated in the lower rating categories (Caa1 or lower by Moody's, or CCC+ or lower by

S&P or Fitch, or, if unrated, are considered by the Adviser to be of comparable quality). Such securities are subject to very high credit risk.

        The Fund may invest up to 20% of its Managed Assets in securities or other instruments that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's ("SEC") standard applicable to registered investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale ("restricted securities"). However, restricted securities determined by the Adviser to be illiquid are subject to the limitations set forth above.

        During temporary defensive periods or in order to keep the Fund's cash fully invested, including during the period when the net proceeds of the offering of Common Shares are being invested, the Fund may deviate from its investment policies and objectives. During such periods, the Fund may invest all or a portion of assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers' acceptances; bank time deposits; shares of money market funds; credit linked notes; repurchase agreements with respect to any of the foregoing; or any other fixed income securities that the Adviser considers consistent with this strategy. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful. See "The Fund's Investments—Portfolio Composition—Temporary Strategies; Invest-Up Period; Dissolution" in this prospectus and "Investment Policies and Techniques" in the Fund's SAI.

        The Fund may utilize leverage (including effective leverage and traditional leverage) in an aggregate amount of up to 33 1/3% of its Managed Assets at the time the leverage is incurred in order to buy additional securities. The Fund may also borrow for temporary, emergency or other purposes as permitted under the Investment Company Act.

        If the rate of return, after the payment of applicable expenses of the Fund, on the securities purchased by the Fund is greater than the fees or interest paid by the Fund on its leverage arrangements, the excess income may be used to pay higher dividends to holders of Common Shares. However, the Fund cannot assure you that the use of leverage will result in a higher yield on the Common Shares.

        When leverage is employed, the net asset value and market price of the common shares and the yield to holders of common shares will be more volatile. During periods when the Fund is using leverage the fees paid to the Adviser for advisory services and to ALPS for administrative service will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the assets attributable to money borrowed for investment purposes. As such, the Adviser may have a financial incentive to increase the Fund's use of leverage, which constitutes an inherent conflict of interest. See "Leverage" and "Risks—Leverage Risk."

Investment Philosophy

        When identifying prospective investment opportunities in below investment grade corporate debt, the Adviser currently intends to rely on fundamental credit analysis in order to minimize the loss of the

Fund's capital. The Adviser expects to invest in below investment grade debt of companies possessing the following attributes, which it believes will help generate higher risk adjusted total returns:

  •
  Leading, defensible market positions.  The Adviser intends to invest in companies that it believes have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Adviser will seek companies that it believes possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.

  •
  Investing in stable companies with positive cash flow.  The Adviser intends to invest in established, stable companies which have demonstrated a record of profitability and cash flows over several economic cycles. The Adviser believes such companies are well-positioned to maintain consistent cash flow to service and repay their obligations and maintain growth in their businesses or market share. The Adviser does not intend to invest in start-up companies, companies in turnaround situations or companies with speculative business plans.

  •
  Proven management teams.  The Adviser intends to focus on investments in which the target company has an experienced management team with an established track record of success. The Adviser will typically require companies to have in place proper incentives to align management's goals with the Fund's goals.

  •
  Private equity sponsorship.  Often the Adviser will seek to participate in transactions sponsored by what it believes to be high-quality private equity firms. The Adviser believes that a private equity sponsor's willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise.

  •
  Diversification.  The Adviser will seek to invest broadly among companies and industries, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Fund's portfolio. However, the Fund is a non-diversified investment company and therefore is permitted to invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. See "Risks—Non-Diversification Risk."

Portfolio Composition

        The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI.

Bonds

        Under normal market conditions, the Fund will invest 80% of its Managed Assets in high yield fixed income instruments, including high-yield corporate debt securities, or bonds. The Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations and other business entities, governments and municipalities and other issuers. Bonds are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Holders of bonds as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors but are generally subordinate to any existing lenders in the issuer's capital structure.

        Corporate bonds come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). The Fund's investments in corporate debt securities may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, variable rate, floating rate, among other things.. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. Many of the bonds the Fund invests in may be fixed-rate, however, the Fund may also invest in floating rate bonds and other fixed income instruments. The market value of a corporate bond, especially a fixed-rate bond, will generally rise and fall inversely with interest rates. The value of intermediate- and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate fixed income instruments usually yield more than government or agency bonds due to the presence of credit risk.

Below Investment Grade Instruments

        Under normal market conditions, the Fund will invest 80% of its Managed Assets in high yield fixed income instruments that are rated below investment grade. Below investment grade instruments are regarded as having predominantly speculative characteristics and, while such obligations may not have necessarily always have near-term vulnerability to default, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. In addition, lower quality debt securities tend to be more sensitive to general economic conditions.

        Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that of higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund's net asset value.

        The prices of credit instruments generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of instruments also is inversely related to the coupon of such instruments. Accordingly, lower grade instruments may be relatively less sensitive to interest rate changes than higher quality instruments of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with lower grade instruments potentially can have a greater effect on the value of such instruments than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund's relative share price volatility.

        Although the Adviser considers credit ratings in selecting investments for the Fund, the Adviser bases its investment decision for a particular instrument primarily on its own credit analysis and not on its credit rating. The Adviser will consider, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects.

        Because of the greater number of investment considerations involved in investing in high yield instruments the ability of the Fund's strategy to meet its objectives depends more on the Adviser's judgment and analytical abilities than would be the case if the Portfolio invested primarily in securities in the higher rating categories. While the Adviser will attempt to reduce the risks of investing in lower rated instruments through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such instruments would substantially lessen the risks of defaults brought about by an economic downturn or recession.

Lower Rated and Defaulted Instruments

        The Fund may invest up to 10% of its Managed Assets in high yield instruments which are rated in the lower rating categories (Caa1 or lower by Moody's, or CCC+ or lower by S&P or Fitch or, if unrated, are considered by the Adviser to be of comparable quality). Such securities are subject to very high credit risk.

        The Fund may not invest in issuers who are in default at the time of purchase, but may end up holding such an instrument as a result of the default by an issuer of an existing fixed income instrument. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments.

Foreign Securities

        Under normal market conditions, the Fund may invest up to 20% of its Managed Assets in fixed income instruments issued by foreign corporate or government issuers. Such foreign securities may be U.S. currency denominated or foreign currency denominated. Some foreign securities may be less liquid and more volatile than securities of comparable U.S. issuers. Similarly, there is less volume and liquidity in most foreign securities markets than in the United States and, at times, greater price volatility than in the United States. The Fund has no current intention to invest in instruments the issuers or Borrowers of which are from emerging market countries.

        Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks if it invests in foreign securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Because foreign securities may trade on days when the Fund's Common Shares are not priced, net asset value can change at times when Common Shares cannot be sold.

        Foreign government debt includes bonds that are issued or backed by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. This debt includes the risk that the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with terms of such debt, and the Fund may have limited legal recourse in the event of a default. In addition, the recent sovereign debt crises in Greece and other nations in Europe present risks to the Fund's investments in government debt and may have a negative impact on securities markets as a whole.

        Certain of the Fund's investment in foreign fixed income securities may be denominated in currencies other than the U.S. dollar. To the extent the Fund invests in such instruments, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates.

        Generally, the Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future currency exchange rates, the Fund is authorized to enter into various currency exchange transactions. See "Risks—Foreign Currency Risk."

Illiquid and Restricted Securities

        The Fund may invest up to 20% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Investments currently considered to be illiquid include, among others, repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options and other derivatives. In the absence of readily available market quotations, the Board of Trustees, the Valuation Committee of the Board of Trustees or a designee of the Board of Trustees will price illiquid investments at a fair value as determined in good faith. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities.

        The Fund may invest without limit in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the Securities Act. The restriction on public sale may make it more difficult to value such securities, limit the Fund's ability to dispose of them and lower the amount the Fund could realize upon their sale. Because they are not registered, restricted securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity.

Loans

        Loans typically hold the most senior position in the capital structure of the borrower, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by other secured creditors, unsecured creditors, subordinated debt holders and stockholders of the Borrower. Loans typically have rates of interest which are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in loans should decrease. These base lending rates are primarily LIBOR and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. LIBOR fluctuates and when LIBOR is at lower levels, total yield on a loan will usually be lower, and when LIBOR is at higher levels, total yield on a loan will usually be higher. However, many of the loans that the Fund will invest in will have LIBOR floors, whereby the borrower contractually agrees that the amount used for LIBOR in calculating the yield on the loan will not be less than an agreed upon amount. Investments with LIBOR floors are still considered floating rate investments. See "Statement of Additional Information—Portfolio Contents—Loans."

        Loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the "Securities Act") or registered under the Exchange Act of 1934, as amended (the "Exchange Act"). No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. See "Risks—Liquidity Risk" and "Risks—Loans Risk."

        Direct Assignments.    The Fund may purchase loans on a direct assignment basis. If the Fund purchases a loans on direct assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Investments in loans on a direct assignment basis may involve additional risks to the Fund. For example, if such loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

        Loan Participations.    The Fund may also purchase, without limitation, participations in loans, but does not plan to do so in the normal course. The participation by the Fund in a lender's portion of a loan typically will result in the Fund having a contractual relationship only with such lender, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of payments from the Borrower.

Equity Securities

        From time to time the Fund also may invest in or hold common stock and other equity securities incident to the purchase or ownership of a fixed income instrument or in connection with a reorganization of an issuer. These investments could arise when the issuer defaults or enters reorganization proceedings and such Borrower or issuer offers and the Fund agrees to accept equity securities of the issuer in lieu of cash repayment of the principal and any outstanding interest on the fixed income security. Investments in equity securities incidental to investments in fixed income instruments entail certain risks in addition to those associated with investments in fixed income securities. Common stock represents an equity ownership interest in a company. Historical trends would indicate that common stock is subject to higher levels of volatility and market and issuer-specific risk than debt securities. The value of the equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's NAV. In addition, the Fund frequently may possess material non-public information about an issuer as a result of its ownership of a loan or fixed income security of an issuer. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the issuer when it would otherwise be advantageous to do so.

Temporary Strategies; Invest-Up Period

        During the period in which the net proceeds of this offering of Common Shares are being invested or during periods in which the Adviser determines that economic or market conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily depart from its investment strategy. During these periods, the Fund may deviate from its investment strategy and invest all or any portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers' acceptances; bank time deposits; shares of money market funds; credit linked notes; repurchase agreements with respect to any of the foregoing; or any other fixed income securities that the Adviser considers consistent with this strategy. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful.

        Commercial Paper.    Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

        Certificates of Deposit.    Certificates of deposit are certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

        Fixed Time Deposits.    Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund may also hold funds on deposit with its custodian bank in an interest-bearing account for temporary purposes.

        Bankers' Acceptances.    Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Other Investment Techniques

Derivatives

        Under normal market conditions, the use of derivatives by the Fund will not exceed 20% of the Fund's Managed Assets. The Fund may use derivatives as a form of effective leverage through the use of total return swaps, securities lending or credit default swaps (either on individual securities or groups or indices of securities).

        Total Return Swaps.    The Fund may enter into total return swaps. In a total return swap, the Fund pays another party a fixed or floating short-term interest rate and receives in exchange the total return of underlying debt securities. If the underlying assets are below investment grade fixed income instruments, the total return swap will be treated as a below investment grade fixed income investment for purposes of the Fund's investment strategy to invest at least 80% in such investments. If the other party to a total return swap defaults, the Fund's risk of loss consists of the net amount of total return payments that the Fund is contractually entitled to receive. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation. The Fund may use total return swaps for financing or investment purposes.

        Credit Default Swaps.    The Fund may enter into credit default swaps. A credit default swap is an agreement between two counterparties that allows one counterparty (the "seller") to sell protection under the swap and or be "long" on a third party's credit risk and the other party (the "buyer") to purchase protection under the swap and be "short" on the credit risk. Typically, the buyer agrees to make regular fixed payments to the seller with the same frequency as the underlying reference instrument. In exchange, the buyer typically has the right upon a credit event on the underlying instrument to deliver the instrument to the seller in exchange for the instrument's par value plus interest. Credit default swaps can be used as a substitute for purchasing or selling a credit security and sometimes are preferable to actually purchasing the security. The Fund may be a party to credit default swaps referencing a single security, a group of securities or an index. If the underlying assets are below investment grade fixed income instruments (including groups or indexes of such instruments), the total return swap will be treated as a below investment grade fixed income investment for purposes of the Fund's investment strategy to invest at least 80% in such investments. The Fund currently intends to invest primarily in credit default swaps as a seller. As a seller of credit default swaps, the Fund is able to express a positive credit view on a particular instrument without actually purchasing the asset. The Fund would be entitled to receive steady payments from the buyer of the swap but would be obligated to pay the notional value of the swap upon the occurrence of any credit event. The Fund may use credit default swaps for financing or investment purposes, and as the seller of credit default swaps, would incur effective leverage.

        Calculation of Derivative Investments.    The Fund may invest up to 20% of its Managed Assets in derivatives. For the purposes of this limit, total return swap investments will be treated at their full notional value less the amount of cash collateral posted to the total return swap counterparty. For example, if the Fund invested in a total return swap investment whereby the Fund posted $10 of cash collateral and received the total return on $40 worth of fixed income security interests, then the Fund's derivative investment would be calculated as $30 (the $40 notional value of the loan interests minus the $10 posted cash collateral). Investments as a seller of protection of credit default swaps, if any, will be treated as the full notional value. For example, if the Fund sold credit protection on a fixed income security interest worth $50, then the derivative investment would be calculated as $50, the full notional amount of the loan interest.

Securities Lending

        The Fund may make secured loans of its marginable securities to brokers, dealers and other financial institutions. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent.

        The Fund may invest the cash collateral received only in accordance with its investment objectives, subject to the Fund's agreement with the borrower of the securities. In the case of cash collateral, the

Fund typically pays a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for the Fund.

        Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Fund in permissible investments.

Investment Policies

Credit Ratings and Unrated Securities

        Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by S&P, Moody's and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Credit rating agencies may be paid by the companies whose debt they analyze and grade. To the extent that the issuer of a security pays a rating agency for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ratings of a debt security may change over time. S&P, Moody's and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, securities held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.

        The Fund may purchase unrated securities (securities which are not rated by a rating agency) if the Adviser determines that the securities are of comparable quality to rated securities that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security's comparative credit rating. Because the Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objectives may depend more heavily on the Adviser's analysis than if the Fund invested exclusively in higher-quality and rated securities. The Adviser will attempt to reduce the risks of investing in lower rated or unrated debt instruments through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

        The Fund is not required to dispose of a security in the event that a rating agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment, including in the event of a default. In determining whether to retain or sell such a security, the Adviser may consider such factors as Adviser's assessment of the credit quality of the issuers of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies.

Percentage Limitations

        Compliance with any policy or limitation of the Fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value or investment rating of the Fund's assets after purchase.

Segregation and Cover Requirements

        Certain portfolio management techniques, such as entering into total return swaps or credit default swaps or securities lending may be considered senior securities unless appropriate steps are taken to segregate the Fund's assets or otherwise cover its obligations. When employing these techniques, the Fund may segregate liquid assets, enter into offsetting transactions or own positions covering its obligations. To the extent the Fund covers its commitment under such a portfolio management technique, such instrument will not be considered a senior security for the purposes of the Investment Company Act. The Fund may cover such transactions using other methods currently or in the future permitted under the Investment Company Act, the rules and regulations thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by the Fund. These segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

Portfolio Turnover

        It is not the Fund's policy to engage in transactions with the objective of seeking profits from short-term trading. Active and frequent trading may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

 LEVERAGE

        The Fund anticipates incurring leverage as part of its investment strategy. All costs and expenses related to any form of leverage used by the Fund will be borne entirely by holders of the Common Shares. The Fund may at times obtain leverage through borrowings, including loans from certain financial institutions or issuing debt securities, and may also issue Preferred Shares, or enter into similar transactions to add leverage to its portfolio. In addition, the Fund may at times incur leverage through total return swaps, securities lending arrangements or from credit default swaps. The Fund's total leverage, either through effective leverage or traditional leverage, will not exceed 33 1/3% of the Fund's Managed Assets. The leverage would generally have complete priority upon distribution of assets over the Fund's Common Shares. The timing of any leverage and the terms of the leverage would be determined by the Fund's Board of Trustees. The Fund expects to invest the proceeds derived from any leverage offering in securities consistent with the Fund's investment objectives and policies. If Preferred Shares are issued, they would likely pay adjustable rate dividends based on shorter-term interest rates. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the interest rate or dividend rate of the leverage, after taking expenses into consideration, the leverage will cause common shareholders to receive a higher rate of return than if the Fund were not leveraged. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the assets purchased through leverage. As such, the Adviser may have a financial incentive to increase the Fund's use of leverage, which constitutes an inherent conflict of interest. In addition, the fees paid to the Adviser and ALPS are borne exclusively by common shareholders. The Fund's leveraging strategy may not be successful.

        The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the common shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to common shareholders in certain circumstances. Further, the Investment Company Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund intends to repay the borrowings.

        Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Generally, covenants to which the Fund may be subject include affirmative covenants, negative covenants, financial covenants, and investment covenants. An example of an affirmative covenant would be one that requires the Fund to send its annual audited financial report to the lender. An example of a negative covenant would be one that prohibits the Fund from making any amendments to its fundamental policies. An example of a financial covenant is one that would require the Fund to maintain a 3:1 asset coverage ratio. An example of an investment covenant is one that would require the Fund to limit its investment in a particular asset class. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for any short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

        If the Fund issues debt securities or Preferred Shares, it may be subject to certain restrictions imposed by guidelines of one or more ratings agencies that may issue ratings for debt securities or Preferred Shares issued by the Fund. These guidelines would be expected to impose asset coverage or portfolio composition requirements that would be more stringent than those imposed on the Fund by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

        In a total return swap arrangement, the Fund would receive the interest rate and capital gains returns on specified assets, typically fixed income instruments, and in exchange would make payments to the counterparty of LIBOR plus an agreed upon spread and would also bear the risk of default for any of the assets. The Fund would also post margin collateral with the counterparty to the swap. The underlying assets of the swap will be counted toward the Fund's Managed Assets. Because the Fund receives the return on the assets without having to purchase the assets, this serves as a form of leverage.

        In a securities lending program, the Fund would lend high yield debt securities or other marginable securities to a bank or other financial institution as counterparty, in exchange for cash collateral and fees. The Fund would then reinvest the cash collateral received from the counterparty in accordance with the Fund's investment objectives, resulting in a form of leverage.

        When the Fund sells protection in credit default swaps it would receive a stream of payments from the buyer counterparty in the swap in exchange for the protection the Fund offers to the buyer, in the form of an obligation to pay the buyer the notional amount of the swap upon the occurrence of a credit event (typically defaults or default-related events, as defined in the agreement governing the credit default swap). Because the Fund is receiving returns without directly investing in the underlying security, this results in a form of leverage.

        Leverage creates risk for the common shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the common shareholders or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's common shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate of return than the costs of leverage, which would enhance returns to common shareholders. The use of leverage creates risks and involves special considerations. See "Risks—Leverage Risk."

        The Fund's Declaration of Trust authorizes the Fund, without prior approval of the common shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the Investment Company Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300%. With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the Investment Company Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

        The Fund intends to manage certain of its derivative positions by maintaining an amount of cash or liquid securities in a segregated account equal to the face value of those positions. The Fund may also offset derivative positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under such transactions, such transactions will be treated as senior securities representing indebtedness for purposes of the requirement under the Investment Company Act that the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 33 1/3% of its total assets, less all liabilities and indebtedness of the Fund not represented by senior securities.

        Section 18(a) of the Investment Company Act requires certain actions by the Fund if its asset coverage falls below certain levels. Under the Investment Company Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities is at least 200% of the liquidation value of the outstanding Preferred Shares plus the amount of newer securities representing indebtedness (i.e., the liquidation value may not exceed 50% of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the Fund's asset coverage is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain asset coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on any Preferred Shares, the terms of any Preferred Shares issued are expected to include more stringent asset coverage maintenance provisions which will require the redemption of any such Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has any Preferred Shares outstanding, two of the Fund's Trustees will be elected by the holders of any such Preferred Shares as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and any Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on any Preferred Shares for two years, holders of any such Preferred Shares would be entitled to elect a majority of the Trustees of the Fund.

        The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require detrimental dispositions of Fund securities.

 RISKS

        The Fund is a newly organized, non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. At any point in time an investment in the Fund's Common Shares may be worth less than the original amount invested, even after taking into account the distributions paid by and the ability of shareholders to reinvest dividends.

No Operating History.

        The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Adviser currently manages structured products and acts as an investment adviser for managed accounts and two other closed-end funds. The Fund's Common Shares have no history of public trading.

Market Discount Risk.

        Common shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors who sell their Common Shares in a relatively short period of time after completion of the initial offering.

        The Fund's Common Shares may trade at a price that is less than the initial offering price.

Investment and Market Risk.

        An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's Common Shares represents an indirect investment in the portfolio of fixed income instruments and other securities and derivative instruments owned by the Fund, and the value of these instruments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund's Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund's investment, market and certain other risks. See "Risks—Leverage Risk."

Fixed Income Instruments Risk.

        The Fund will invest at least 80% of its Managed Assets in fixed income instruments, such as bonds, debentures, notes, commercial paper and other similar types of debt instruments, as well as preferred stock, loans, money market instruments, and derivatives related to or referencing these types of securities and instruments. Fixed income instruments are particularly susceptible to following risks:

  Issuer Risk.

        The value of fixed income instruments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

  Interest Rate Risk.

        The market price of the Fund's investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed income securities generally rises. Conversely, during periods of rising interest rates, the market price of such securities generally declines. The magnitude of these fluctuations in the market price of fixed income securities is generally greater for securities with longer durations. Fluctuations in the market price of the Fund's securities will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's NAV.

  Prepayment Risk.

        During periods of declining interest rates, the issuer of an instrument may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in potentially lower yielding instruments, which may result in a decline in the Fund's income and distributions to common shareholders. This is known as prepayment or "call" risk. Fixed income instruments frequently have call features that allow the issuer to redeem the instrument at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met ("call protection"). An issuer may choose to redeem a fixed income instrument if, for example, the issuer can refinance the instrument at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

  Reinvestment Risk.

        Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Fund's Common Share price or its overall return

  Spread Risk.

        Wider credit spreads and decreasing market values typically represent a deterioration of the fixed income instrument's credit soundness and a perceived greater likelihood or risk of default by the issuer. Fixed income instruments generally compensate for greater credit risk by paying interest at a higher rate. The difference (or "spread") between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security generally falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

        See "The Fund's Investments—Portfolio Composition—Fixed income Instruments."

Below Investment Grade Instruments Risk.

        The Fund anticipates that it may invest substantially all of its assets in fixed income instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as "junk" or high-yield instruments and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

        Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments and may have wide spreads between the bid and asked prices. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund's net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.

        Because of the greater number of investment considerations involved in investing in high yield instruments the ability of the Fund's strategy to meet its objectives depends more on the Adviser's judgment and analytical abilities than would be the case if the Portfolio invested primarily in securities in the higher rating categories. While the Adviser will attempt to reduce the risks of investing in lower rated instruments through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such instruments would substantially lessen the risks of defaults brought about by an economic downturn or recession. Also, the Fund is a non-diversified investment company and therefore is permitted to invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. See "The Fund's Investments—Portfolio Composition—Below Investment Grade Instruments" and "—Non-Diversification Risk."

Credit Risk.

        Credit risk is the risk that one or more debt instruments in the Fund's portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a debt security is affected by the creditworthiness of the issuer and by general economic and specific industry conditions and the Fund's investments will often be subordinate to other debt in the issuer's capital structure. Because the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default.

Leverage Risk.

        The Fund anticipates incurring leverage as part of its investment strategy. All costs and expenses related to any form of leverage used by the Fund will be borne entirely by the holders of the Common Shares. The Fund's total leverage, either through traditional leverage or effective leverage will not exceed 33 1/3% of the Fund's Managed Assets. See "Leverage."

        The Fund's use of leverage could create the opportunity for a higher return for common shareholders but would also result in special risks for common shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the Common Shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders including:

  •
  the likelihood of greater volatility of NAV, market price and distribution rate of the Common Shares than a comparable portfolio without leverage;

  •
  the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the Common Shares;

  •
  the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares;

  •
  when the Fund uses leverage, the investment advisory fee payable to the Adviser will be higher than if the Fund did not use leverage, which may provide a financial incentive to the Adviser to increase the Fund's use of leverage and create an inherent conflict of interest; and

  •
  leverage may increase expenses, which may reduce total return.

        The Fund may continue to use leverage if the benefits to the Fund's shareholders of maintaining the leveraged position are believed to outweigh any current reduced return.

Liquidity Risk.

        The Fund may invest up to 20% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

        Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Derivatives Risk.

        Under normal market conditions, the use of derivatives by the Fund will not exceed 20% of the Fund's Managed Assets. The Fund may enter into derivatives for leverage or investment purposes through total return swaps or credit default swaps. The Fund's derivative investments have risks, including:

  Counterparty Risk.

        If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security.

  Leverage Risk.

        The derivative investments in which the Fund may invest will give rise to forms of financial leverage, which may magnify the risk of owning such instruments. See "Risks—Leverage Risk."

  Illiquidity Risk.

        Certain derivative instruments may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the derivative is currently worth. See "Risks—Liquidity Risk."

  Correlation Risk.

        Imperfect correlation between the value of derivative instruments and the underlying assets of the Fund creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio.

        Derivative instruments are also subject to the risk of the loss of principal. Furthermore, the ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. Thus, the use of derivative investments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices below or above the current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise want to sell. In addition, there may be situations in which the Adviser elects not to use derivative investments that result in losses greater than if they had been used. Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

        Congress has recently enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). The Dodd-Frank Act will likely impact the use of derivatives by entities, which may include the Fund, and is intended to improve the existing regulatory framework by closing the regulatory gaps and eliminating the speculative trading practices that contributed to the 2008 financial market crisis. The legislation is designed to impose stringent regulation on the over-the-counter derivatives market in an attempt to increase transparency and accountability by, among other things, requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon the effectiveness of these rules, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

        The SEC has also indicated that it may adopt new policies on the use of derivatives by registered investment companies. Such policies could affect the nature and extent of derivatives use by the Fund.

Swap Risk.

        The Fund may invest in credit default swaps and total return swaps. Such transactions are subject to market risk, liquidity risk, counterparty risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. See "Risks—Derivatives Risk." To the extent credit default swaps are used, the Fund will generally sell protection and the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. If, however, the Fund buys protection under a credit default swap, the risk of loss is the contractual obligation to make a stream of payments to the swap counterparty. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Potential Conflicts of Interest Risk.

        The Adviser will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the Adviser, GSO, Blackstone and their affiliates in other activities that may conflict with those of the Fund. The Adviser, GSO, Blackstone and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the Adviser, GSO, Blackstone and their affiliates may engage in activities where the interests of certain divisions of the Adviser, GSO, Blackstone and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the Adviser, GSO, Blackstone and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.

        In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, GSO and its affiliates have implemented certain policies and procedures (e.g., information walls). For example, GSO and its affiliates may come into possession of material non-public information with respect to companies in which the Fund may be considering making an investment or companies that are GSO's and its affiliates' advisory clients. As a consequence, that information, which could be of benefit to the Fund, could also restrict the Fund's activities and the investment opportunity may otherwise be unavailable to the Fund. Additionally, the terms of confidentiality or other agreements with or related to companies in which any fund managed by GSO has or has considered making an investment or which is otherwise an advisory client of GSO and its affiliates may restrict or otherwise limit the ability of the Fund to make investments in such companies.

        As part of its regular business, Blackstone provides a broad range of investment banking, advisory, and other services. In the regular course of its investment banking and advisory businesses, Blackstone represents potential purchasers, sellers and other involved parties, including corporations, financial buyers, management, shareholders and institutions, with respect to transactions that could give rise to investments that would otherwise be available for investment by the Fund. Because of such relationships, there may be certain investments that the Adviser will decline or be unable to make. In addition, employees of Blackstone or its affiliates may possess information relating to such issuers that is not known to the individuals at the Adviser responsible for making investment decisions and performing the other obligations under the investment advisory agreement between the Fund and the

Adviser. Those employees of Blackstone or its affiliates will not be obligated to share any such information with the Adviser and may be prohibited by law or contract from doing so.

        The Adviser or certain of its affiliates may come into possession of material non-public information with respect to an issuer. Should this occur, the Adviser would be restricted from buying or selling securities, derivatives or loans of the issuer on behalf of the Fund until such time as the information became public or was no longer deemed material, so as to preclude the Fund from participating in an investment. Disclosure of such information to the Adviser's personnel responsible for the affairs of the Fund will be on a need-to-know basis only, and the Fund may not be free to act upon any such information. Therefore, the Fund may not have access to material non-public information in the possession of the Adviser which might be relevant to an investment decision to be made by the Fund, and the Fund may initiate a transaction or sell an investment which, if such information had been known to it, may not have been undertaken. Due to these restrictions, the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold.

        Blackstone and its affiliates may represent creditors or debtors in proceedings under Chapter 11 of the Bankruptcy Code or prior to such filings. From time to time, Blackstone and its affiliates may serve as advisor to creditor or equity committees. This involvement, for which Blackstone and its affiliates may be compensated, may limit or preclude the flexibility that the Fund may otherwise have to participate in restructurings. For example, in situations in which an issuer of fixed income instruments held by the Fund is a client or a potential client of the restructuring and reorganization advisory practice, the Adviser may dispose of such instruments or take such other actions reasonably necessary to the extent permitted under the Investment Company Act in order to avoid actual or perceived conflicts of interest with the restructuring and reorganization advisory practice. Further, there may also be instances in which the work of Blackstone's and its affiliates' restructuring and reorganization advisory practice prevents the Adviser from purchasing securities on behalf of the Fund.

Limitations on Transactions with Affiliates Risk.

        The Investment Company Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of a registered investment company or private equity fund managed by Blackstone, GSO or any of their respective affiliates. However, the Fund may, under certain circumstances, purchase any such portfolio company's securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired. The Investment Company Act also prohibits certain "joint" transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.

Dependence on Key Personnel Risk.

        The Adviser is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund's investments. If the Adviser were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques for the Fund's portfolio and the Fund's performance may lag behind that of similar funds. The Adviser has informed the Fund that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund's business and affairs. In addition, individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.

Inflation/Deflation Risk.

        Inflation risk is the risk that the value of certain assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.

        In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund's portfolio.

Foreign Securities Risk.

        The Fund may invest up to 20% of its Managed Assets in U.S. currency denominated and/or foreign currency denominated fixed income instruments issued by foreign corporate or government issuers. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies or in the U.S. government.

        Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of foreign securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors' rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in foreign securities. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

        Foreign government debt includes bonds that are issued or backed by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. The governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with terms of such debt, and the Fund may have limited legal recourse in the event of a default. In addition, since 2010, the risks of investing in certain foreign government debt have increased dramatically as a result of the ongoing European debt crisis which began in Greece and has begun to spread throughout various other European countries. These debt crises and the ongoing efforts of governments around the world to address these debt crises have also resulted in increased volatility and uncertainty in the global securities markets and it is impossible to predict the effects of these or similar events in the future on the Fund, though it is possible that these or similar events could have a significant adverse impact on the value and risk profile of the Fund.

        The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because foreign securities may trade on days when the Fund's Common Shares are not priced, NAV can change at times when Common Shares cannot be sold. The Fund has no current intention to invest in instruments the issuers of which are from emerging market countries.

Foreign Currency Risk.

        Because the Fund may invest in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Loans Risk.

        The Fund may invest in fixed, variable and floating rate loans arranged through private negotiations between an issuer and one or more financial institutions. When investing in loans the Fund will be subject to the credit risk of the borrower of the loan. In addition, the loans the Fund will invest in will typically be of below investment grade quality and will be subject to the same risks of other fixed income securities that are of below investment grade quality. See "Risks—Below Investment Grade Instruments Risk." Although the loans in which the Fund will invest will typically be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal. In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price.

        The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation. In purchasing participations, the Fund generally will have no direct right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Lower Rated Securities Risk.

        The Fund may invest up to 10% of its Managed Assets in high yield instruments rated in the lower rating categories (Caa1 or lower by Moody's, or CCC+ or lower by S&P or Fitch) or, if unrated, are considered by the Adviser to be of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced.

Income Risk.

        The income the holders of Common Shares receive from the Fund is based primarily on the interest the Fund earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates to the Fund's common shareholders' income distributions from the Fund could drop as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase. This will be magnified when the Fund is utilizing leverage

Investments in Equity Securities or Warrants Incidental to Investments in Fixed Income Instruments.

        From time to time the Fund also may invest in or hold common stock and other equity securities or warrants incidental to the purchase or ownership of a fixed income instrument or in connection with a reorganization of an issuer. Investments in equity securities incidental to investments in fixed income instruments entail certain risks in addition to those associated with investments in fixed income instruments. Because equity is merely the residual value of an issuer after all claims and other interests, it is inherently more risky than the bonds or loans of the same issuer. The value of the equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's NAV. The Fund frequently may possess material non-public information about a Borrower or issuer as a result of its ownership of a fixed income instrument. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of an issuer when it would otherwise be advantageous to do so.

U.S. Government Debt Securities Risk.

        U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. However, in 2011 S&P downgraded its rating of U.S. government debt, suggesting an increased credit risk. Further downgrades could have an adverse impact on the price and volatility of U.S. government debt instruments. Like other debt securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. In addition, the recent economic crisis in the United States has negatively impacted government-sponsored entities, which include Federal Home Loan Banks, Fannie Mae and Freddie Mac. As the real estate market has deteriorated through declining home prices and increasing foreclosure, government-sponsored entities, which back the majority of U.S mortgages, have experienced extreme volatility and in some cases a lack of liquidity. In September 2008, Fannie Mae and Freddie Mac were placed under a conservatorship of the U.S. federal government. Any Fund investments issued by Federal Home Loan Banks and Fannie Mae may ultimately lose value.

Recent Developments.

        The U.S. credit markets have recently been experiencing extreme volatility and market disruption. Although the market is not currently experiencing disruption, extreme volatility or market disruption may occur in the future. Instability in the credit markets may make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.

        For example, certain issuers may, due to macroeconomic conditions, be unable to repay the obligations under their fixed income securities during this period. An issuer's failure to satisfy financial or operating covenants imposed by lenders could lead to defaults and, potentially, termination of the security and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer's ability to meet its obligations under its debt securities. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. The recent market instability could lead to financial losses in our portfolio and a decrease in revenues, net income and the value of the Fund's assets.

        These developments may increase the volatility of the value of fixed income instruments and other investments owned by the Fund. These developments also may make it more difficult for the Fund to accurately value its investments or to sell them on a timely basis. These developments could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the holders of Common Shares. These developments also may adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of the issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the NAV and market price of the Fund's Common Shares.

Market Disruption and Geopolitical Risk.

        The instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and loan and securities markets.

Portfolio Turnover Risk.

        The Fund's annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's common shareholders. See "The Fund's Investments—Investment Policies—Portfolio Turnover" and "Tax Matters."

Government Intervention in the Financial Markets.

        The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, the European Central Bank and other foreign government and supranational finance authorities have taken unprecedented actions to regulate or manipulate international financial markets. These governments, agencies and/or organizations may take additional actions that affect the regulation of the securities or derivatives in which the Fund invests, or the issuers of such securities or derivatives, in ways that are unforeseeable. Issuers of fixed income instruments held by the Fund may seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objectives. The Adviser will monitor developments and seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objectives, but there can be no assurance that it will be successful in doing so.

Non-Diversification Risk.

        The Fund is classified as "non-diversified" under the Investment Company Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund intends to qualify for the special tax treatment available to "regulated investment companies" under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of the Fund's total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and certain other securities. See "The Fund's Investments" and "Tax Matters."

Anti-Takeover Provisions.

        The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV. See "Certain Provisions in the Agreement and Declaration of Trust."

 MANAGEMENT OF THE FUND

Trustees and Officers

        The overall management of the business and affairs of the Fund is vested in the Board of Trustees. The responsibilities of the board of trustees include, among other things, the oversight of our investment activities, oversight of our financing arrangements and corporate governance activities. The board of trustees currently has an audit committee, a nominating committee and a valuation committee and may establish additional committees from time to time as necessary. The day-to-day operation of the Fund is delegated to the officers of the Fund and the Adviser, subject always to the investment objectives, restrictions and policies of the Fund and to the general supervision of the board of trustees.

        There currently are              trustees of the Fund. A majority of the trustees are not "interested persons" (as defined in the Investment Company Act) of the Fund. The name and business address of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Adviser

        GSO / Blackstone Debt Funds Management LLC acts as the Fund's investment adviser. The Adviser is located at 345 Park Avenue, 31st Floor, New York, NY 10154. The Adviser, a wholly-owned subsidiary of GSO, is a registered investment adviser and will be responsible for compliance oversight services to the Fund. The Adviser currently serves as the investment adviser of two other closed-end investment companies and has total investment company assets under management of approximately $0.7 billion as of December 31, 2011. GSO is the credit platform of Blackstone.

        GSO is among the largest credit-oriented asset managers in the world. GSO manages approximately $37.0 billion of assets as of December 31, 2011 across multiple strategies within the leveraged finance marketplace, including high yield bonds, leveraged loans, distressed debt and mezzanine debt. GSO was founded on July 1, 2005 by Bennett Goodman, Tripp Smith and Doug Ostrover (the "Founders"), who have worked together for over 15 years. Prior to founding GSO, Messrs. Goodman, Smith and Ostrover built and ran the leveraged finance businesses at Donaldson, Lufkin & Jenrette ("DLJ") and at Credit Suisse First Boston ("Credit Suisse", now called Credit Suisse Securities (USA) LLC) following its acquisition of DLJ in 2000. Under their direction, DLJ and Credit Suisse held the leading market share in underwriting high yield securities for more than ten consecutive years. The Founders were also responsible for managing the activities of Credit Suisse's Alternative Capital Division, with over $30 billion in private equity, mezzanine, real estate and hedge fund assets. In March 2008, Blackstone acquired a controlling interest in GSO. In connection with the acquisition by Blackstone, all credit-oriented asset management businesses at Blackstone were integrated onto the GSO platform. The GSO funds are presently managed on a day-to-day basis separately from the rest of Blackstone.

        GSO, through its affiliates, employs approximately 220 people in New York, London and Houston. GSO believes that the depth and breadth of its team provides it with a significant competitive advantage in sourcing product on a global basis, structuring transactions and actively managing portfolio investments.

        Blackstone is a leading global alternative asset manager and provider of financial advisory services with its headquarters in New York and offices in Atlanta, Beijing, Boston, Chicago, Dallas, Dubai, Düsseldorf, Hong Kong, Houston, Istanbul, London, Los Angeles, Menlo Park, Mumbai, Paris, San Francisco, Santa Monica, Seoul, Shanghai, Singapore, Sydney and Tokyo. Blackstone's alternative asset management businesses include the management of private equity funds, real estate funds, funds of hedge funds, credit-oriented funds, and closed-end mutual funds. Through its different investment businesses, as of December 31, 2011, Blackstone has total assets under management of approximately

$166.2 billion. Blackstone also provides various financial advisory services, including financial and strategic advisory restructuring and reorganization advisory and fund placement services.

Competitive Advantages

        The Adviser believes that it offers the following competitive advantages:

        Global platform with seasoned investment professionals.    The Adviser's senior management team believes that the breadth and depth of its experience, together with the wider resources of GSO and Blackstone and their relationships with the investment community, provide the Adviser with a significant competitive advantage in sourcing and analyzing attractive investment opportunities worldwide. The Adviser's investment professionals have extensive experience in leveraged finance (including high yield instruments). Individual members of the Adviser's investment team also have experience in derivatives strategies.

        Disciplined, income-oriented investment philosophy.    The Adviser will employ a defensive investment approach focused on long-term credit performance and capital appreciation. This investment approach will involve a multi-stage selection process for each investment opportunity as well as ongoing monitoring of each investment made, with particular emphasis on early detection of credit deterioration. This strategy is designed to maximize current yield and minimize the risk of capital loss while maintaining potential for long-term capital preservation.

        Expertise across all levels of the corporate capital structure.    The Adviser believes that its broad expertise and experience at all levels of a company's capital structure will afford it numerous tools to manage risk while preserving the opportunity for attractive returns on the Fund's investments. The Adviser will attempt to capitalize on this expertise in an effort to produce and maintain an investment portfolio that will perform in a broad range of economic conditions.

Investment Team

        Set forth below is information regarding the team of professionals at the Adviser primarily responsible for overseeing the day-to-day operations of the Fund. The Adviser utilizes a team approach, with decisions derived from interaction among various investment management sector specialists. Under this team approach, management of the Fund's portfolio will reflect a consensus of interdisciplinary views.

        Daniel H. Smith, Jr. is a Senior Managing Director of The Blackstone Group and with James Didden and Matt Quigley oversees GSO's Customized Credit Strategies unit, which includes various commingled credit funds, permanent capital vehicles, CLOs, closed end funds and leveraged and unleveraged separately managed accounts (SMAs). Additional responsibilities include serving as Chairman and Chief Executive Officer of the closed-end investment companies managed by the unit.

        Prior to joining GSO Capital in 2005, Mr. Smith was Managing Partner and Co-head of RBC Capital Market's Alternative Investments Unit at Royal Bank of Canada in New York. Mr. Smith joined RBC in 2001 from Indosuez Capital, a division of Crédit Agricole Indosuez, where he was a Co-Head and Managing Director overseeing the firm's debt investments business and merchant banking activities. Prior to Indosuez Capital, Mr. Smith was a Principal at Frye-Louis Capital Management in Chicago. He began his career in investment management in 1987 at Van Kampen American Capital (f/k/a Van Kampen Merritt), a mutual fund company in Chicago where he held a variety of positions including co-head of the firm's high-yield investment group and head of the firm's equity fund complex.

        Mr. Smith received a BS in Petroleum Engineering from the University of Southern California and a Masters in Management from the J.L. Kellogg Graduate School of Management at Northwestern University.

        Lee M. Shaiman is a Managing Director with GSO Capital Partners in the Debt Funds Group. Mr. Shaiman is a senior portfolio manager of GSOs listed funds and retail strategies.

        Since joining GSO Capital in 2005, Mr. Shaiman has been involved with the management of portfolios of senior secured bank loans and mezzanine debt securities which are held by Collateralized Debt Obligation (CDO's) and Collateralized Loan Obligation (CLO's) vehicles, and separately managed investment accounts.

        Before joining GSO Capital, Mr. Shaiman worked as a Managing Director in the Debt Funds Group at the Royal Bank of Canada, and the IndoSuez Capital Division of Credit Agricole, where he was involved in the management of various structured investment vehicles. Prior to that Mr. Shaiman was a Managing Director at UBS Warburg, where he was global head of high yield capital markets, assisting corporate finance clients of the firm.

        Mr. Shaiman received a BA in Economics from Rutgers College with honors, where he graduated Phi Beta Kappa. Mr. Shaiman received an MS in Accounting and Taxation from the Wharton School of the University of Pennsylvania. He is a Certified Public Accountant, admitted to practice in New Jersey. He is a member of the Board of the Loan Syndication and Trading Association and a Director of the Investment Board of the Jewish Federation Foundation of Northern New Jersey.

        James M. Didden, Jr. is a Senior Managing Director of The Blackstone Group. Along with Matt Quigley and Dan Smith, he oversees GSO's Customized Credit Strategies unit. In addition, Mr. Didden has portfolio management responsibility for GSO's Commingled Credit Funds and Separately Managed Accounts. He sits on several GSO Investment Committees.

        Before joining GSO Capital Partners in 2005, Mr. Didden was a Managing Director in High Yield Sales & Trading at Deutsche Bank. Prior to joining Deutsche Bank, Mr. Didden was a Partner at J. & W. Seligman, serving as Portfolio Manager and Head Trader for the firm's multi-billion dollar High Yield Portfolio. During his tenure at J. & W. Seligman, Mr. Didden served as a member of numerous creditor committees in connection with restructuring transactions. Before joining J. & W. Seligman, Mr. Didden practiced Corporate Tax Law at Kelley, Drye & Warren where he worked on numerous leveraged finance transactions.

        Mr. Didden received a Masters in Tax Law from the New York University School of Law, a JD, cum laude, from American University Law School and a BA from Boston College.

        Robert Zable is a Managing Director with GSO Capital Partners. He is a senior portfolio manager focused on GSO's high yield separately managed accounts, investment companies and CLOs.

        Before joining GSO Capital, Mr. Zable was a Vice President at FriedbergMilstein LLC, where he was responsible for credit opportunity investments and junior capital origination and execution. Prior to that, Mr. Zable was a Principal with Abacus Advisors Group, a restructuring and distressed investment firm. Mr. Zable began his career at JP Morgan Securities Inc., where he focused on leveraged finance in New York and London.

        Mr. Zable received a BS from Cornell University, and an MBA in Finance from The Wharton School at the University of Pennsylvania.

        Additional information about the portfolio managers' compensation, other accounts managed by them and other information is provided in the SAI.

Investment Advisory Agreement

        The Adviser provides services to the Fund pursuant to an investment advisory agreement between the Fund and the Adviser. Under the investment advisory agreement, subject to the supervision and direction of the Fund's board of trustees, the Adviser will manage the Fund's portfolio in accordance with the Fund's investment objectives and policies, make investment decisions for the Fund, place orders to purchase and sell securities, and employ professional portfolio managers and securities analysts who provide research services to the Fund.

        The Fund's investment advisory agreement will continue in effect, unless otherwise terminated, until                        , 2014, and then will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the Fund's board of trustees or by a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) and (b) in either event, by a majority of the board of trustees of the Fund who are not "interested persons" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act (the "independent trustees") with such independent trustees casting votes in person at a meeting called for such purpose. The Fund's investment advisory agreement provides that the Adviser may render services to others. The Fund's investment advisory agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by a vote of a majority of the outstanding securities entitled to vote (as defined in the Investment Company Act) or by a vote of a majority of the Fund's trustees, or by the Adviser on not less than 60 days' written notice, and will automatically terminate in the event of its assignment. The Fund's investment advisory agreement provides that neither the Adviser nor its personnel or affiliates shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

        The Fund has agreed to pay the Adviser a management fee at an annual rate equal to      % of the average daily value of the Fund's Managed Assets. Managed Assets includes any amounts of borrowings for investment purposes, including effective leverage and traditional leverage. This means that during periods in which the Fund is using leverage, the fees paid to the Adviser will be higher than if the Fund did not use leverage because the fees are calculated on the basis of the Fund's Managed Assets, which includes those assets purchased through leverage.

        A discussion regarding the basis for the initial approval of the investment advisory agreement by the board of trustees will be available in the Fund's first report to shareholders. The basis for subsequent continuations of the Fund's investment advisory agreement will be provided in annual or semi-annual reports to stockholders for the periods during which such continuations occur.

        In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

Administrator

        ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as administrator to the Fund. Under the Administration Agreement, ALPS maintains the Fund's general ledger and is responsible for calculating the net asset value of the common shares, and generally managing the administrative affairs of the Fund. ALPS is entitled to receive a monthly fee at the annual rate of      % of the average daily value of the Fund's Managed Assets, subject to a minimum annual fee of $                , plus out-of-pocket expenses. During periods when the Fund is using leverage, the fees paid to ALPS will be higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which includes the assets purchased through leverage.

Control Persons

        A control person is a person who beneficially owns more than 25% of the voting securities of a company. The Adviser has provided the initial capitalization of the Fund and therefore is a control person because it is the sole shareholder of the Fund as of the date of this prospectus. However, it is anticipated that the Adviser will no longer be a control person once the offering is completed.

 NET ASSET VALUE

        The net asset value of the Common Shares of the Fund will be computed based upon the value of the Fund's Managed Assets. Net asset value per common share will be determined daily by ALPS on each day that the New York Stock Exchange is open for business as of the close of the regular trading session on the New York Stock Exchange. The Fund calculates net asset value per common share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding Common Shares of the Fund.

        The Fund values its investments, including those in fixed income instruments, primarily by using the mid-price of market quotations from a nationally recognized pricing service. Short-term debt investments having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available, including any fixed income instruments that have become illiquid, are valued at fair value ("Fair Valued Assets") as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund's board of trustees. The Adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Valued Assets to a valuation committee of the Fund's board of trustees. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Valued Assets shall be subsequently reported to the Fund's board of trustees.

        Foreign securities are valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable, and are otherwise valued at fair value. Derivatives for which quotes may not be available are valued at fair value.

        When determining the price for a Fair Valued Asset, the Fund shall seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Adviser and the valuation committee of the Fund's board of trustees deem relevant.

 DISTRIBUTIONS

        Commencing with the Fund's initial distribution, the Fund intends to make regular quarterly cash distributions of all or a portion of its net investment income to common shareholders. We expect to declare the initial quarterly distribution on the Fund's Common Shares within 45 to 60 days after completion of this offering and to pay that initial quarterly distribution approximately 60 to 90 days after completion of this offering. The Fund will pay common shareholders at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually.

        The U.S. federal income tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. In light of the Fund's investment policies, the Fund anticipates that the Investment Company Act will require it to accompany each quarterly distribution with a statement setting forth the estimated source (as between net income, capital gains and return of capital) of the distribution made. The Fund will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually. The ultimate U.S. federal income tax characterization of the Fund's distributions made in a calendar or fiscal year cannot be finally determined until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund's net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund's current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), such distribution would generally be treated as a tax-free return of capital reducing the amount of a shareholder's tax basis in such shareholder's shares. When you sell your shares in the Fund, the amount, if any, by which your sales price exceeds your basis in the Fund's shares is gain subject to tax. Because a return of capital reduces your basis in the shares, it will increase the amount of your gain or decrease the amount of your loss when you sell the shares, all other things being equal. To the extent that the amount of any return of capital distribution exceeds the shareholder's basis in such shareholder's shares, the excess will be treated as gain from a sale or exchange of the shares. See "Tax Matters."

        Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio, the amount of leverage utilized by the Fund and the Fund's use of hedging. To permit the Fund to maintain a more stable quarterly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular quarterly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's net asset value (and indirectly benefit the Adviser and ALPS by increasing their fees) and, correspondingly, distributions from undistributed income will reduce the Fund's net asset value.

        Section 19(b) of the Investment Company Act and Rule 19b-1 thereunder generally limit the Fund to one long-term capital gain distribution per year, subject to certain exceptions.

 DIVIDEND REINVESTMENT PLAN

        Pursuant to the DRIP, shareholders whose shares are registered in their own name may "opt-in" to the plan and elect to reinvest all or a portion of their distributions in our Common Shares by providing the required enrollment notice to                                    , the DRIP administrator. Shareholders whose shares are held in the name of a broker or other nominee may have distributions reinvested only if such a service is provided by the broker or the nominee or if the broker or the nominee permits participation in the DRIP. Shareholders whose shares are held in the name of a broker or other nominee should contact the broker or nominee for details. A shareholder may terminate participation in the DRIP at any time by notifying the DRIP administrator before the record date of the next distribution through the Internet, by telephone or in writing. All distributions to shareholders who do not participate in the DRIP, or have elected to terminate their participation in the DRIP, will be paid by check mailed directly to the record holder by or under the direction of the DRIP administrator when our board of trustees declares a distribution.

        When we declare a distribution, shareholders who are participants in the DRIP receive the equivalent of the amount of the distribution in our Common Shares. If you participate in the DRIP, the number of Common Shares of the Fund you will receive will be determined as follows:

          (1)   If the market price of the Common Shares plus any brokerage commissions on the payable date (or, if the payable date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant distribution (the "determination date") is equal to or exceeds 98% of the net asset value per common share, the Fund will issue new Common Shares at a price equal to the greater of:

            (a)   98% of the net asset value per share at the close of trading on the New York Stock Exchange on the determination date or

            (b)   95% of the market price per common share on the determination date.

          (2)   If 98% of the net asset value per common share exceeds the market price of the Common Shares plus any brokerage commissions on the determination date, the DRIP administrator will receive the distribution in cash and will buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the distribution payment date, or (b) the record date for the next succeeding distribution to be made to the shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price plus any brokerage commissions rises so that it equals or exceeds 98% of the net asset value per common share at the close of trading on the New York Stock Exchange on the determination date before the DRIP administrator has completed the open market purchases or (ii) the DRIP administrator is unable to invest the full amount eligible to be reinvested in open market purchases, the DRIP administrator will cease purchasing Common Shares in the open market and the Fund will issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the New York Stock Exchange on the determination date or (b) 95% of the then current market price per share.

        The DRIP administrator maintains all shareholder accounts in the dividend reinvestment plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Our Common Shares in the account of each DRIP participant are held by the DRIP administrator in non-certificated form in the name of the participant, and each shareholder's proxy includes shares purchased pursuant to the DRIP.

        There is no charge to participants for reinvesting regular distributions and capital gains distributions. The fees of the DRIP administrator for handling the reinvestment of regular distributions and capital gains distributions are included in the fee to be paid by us to our transfer agent. There are no brokerage charges with respect to shares issued directly by us as a result of regular distributions or capital gains distributions payable either in shares or in cash. However, each participant bears a pro rata share of brokerage commissions incurred with respect to the DRIP administrator's open market purchases in connection with the reinvestment of such distributions. Shareholders that opt-in to the DRIP will add to their investment through dollar cost averaging. Because all dividends and distributions paid to such shareholder will be automatically reinvested in additional Common Shares, the average cost of such shareholder's Common Shares will decrease over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund's net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

        The automatic reinvestment of such dividends or distributions does not relieve participants of any income tax that may be payable on such dividends or distributions. See "Tax Matters."

        You may obtain additional information about the DRIP by writing us at our principal office, which is located at 345 Park Avenue, 31st Floor, New York, NY 10154 or by contacting the DRIP administrator at the following address:                                    .

 DESCRIPTION OF SHARES

Common Shares

        The Fund is a statutory trust organized under the laws of Delaware pursuant to the Agreement and Declaration of Trust dated as of March 5, 2012 (the "Agreement and Declaration of Trust"). The Fund is authorized to issue an unlimited number of Common Shares. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Fund's Board of Trustees does not intend to grant holders of Common Shares the entitlement to receive any distributions from the Fund unless all accrued interest, fees and dividends, if any, with respect to the Fund's leverage have been paid, unless certain asset coverage tests with respect to the leverage employed by the Fund are satisfied after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating any Preferred Shares issued by the Fund have been met. See "—Preferred Shares" below. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, when available, to all holders of its Common Shares.

        The Fund has no present intention of offering any additional shares other than the Common Shares it may issue under the Fund's DRIP. Any additional offerings of shares will require approval by the Fund's board of trustees. Any additional offering of Common Shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of the sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Fund's outstanding voting securities.

        The Fund intends to apply to list its Common Shares on the New York Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be "    ", subject to notice of issuance.

        The Fund's net asset value per share generally increases when interest rates decline, and decreases when interest rates rise. The Fund's net asset value will be reduced immediately following the offering of Common Shares by the amount of the sales load and the amount of the organizational costs and offering expenses paid by the Fund. See "Summary of Fund Expenses."

        Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder decides to buy additional Common Shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund that invest in fixed income instruments have traded during some periods at prices higher than net asset value and have traded during other periods at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such Common Shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that its Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors and you should not purchase the Common Shares if you intend to sell them soon after purchase.

Preferred Shares

        The Fund's Agreement and Declaration of Trust provides that the board of trustees of the Fund may authorize and issue Preferred Shares, with rights as determined by the board of trustees, without the approval of the holders of the Common Shares. Holders of Common Shares have no preemptive right to purchase any Preferred Shares that might be issued.

        While the Fund does not anticipate doing so, it may issue Preferred Shares in an aggregate amount of up to 33 1/3% of its total assets less all liabilities and indebtedness of the Fund other than senior securities at the time the leverage is incurred in order to buy additional securities. The use of leverage can create risks. The board of trustees reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the Investment Company Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's total assets, less liabilities and indebtedness of the Fund. We cannot assure you, however, that Preferred Shares will not be issued. The terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions restrictions on the declaration of dividends, maintenance of asset ratios and restrictions while dividends are in arrears will be determined by the board of trustees, subject to applicable law and the Agreement and Declaration of Trust. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any Preferred Shares will be similar to those stated below.

        In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any Preferred Shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

        The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund's sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Agreement and Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the Investment Company Act, holders of Preferred Shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Common Shares as a single class.

        The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

        The terms of any Preferred Shares issued by the Fund are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares and (iii) the Fund may subsequently resell any Preferred Shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of such Preferred Shares by the Fund will increase that leverage.

        The discussion above describes the possible offering of Preferred Shares by the Fund. If the board of trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the terms of the Fund's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of Common Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

 CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

        The Fund's Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its board of trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund At the first annual meeting the trustees will be elected and divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the board of trustees. A trustee may be removed from office for cause only, and not without cause, and only by the action of a majority of the remaining trustees followed by a vote of the holders of a majority of the shares then entitled to vote for the election of the respective trustee.

        The Agreement and Declaration of Trust grants special approval rights with respect to certain matters to members of the board of trustees who qualify as "Continuing Trustees," which term means trustees who either (i) have been members of the board of trustees for a period of at least thirty-six months (or since the commencement of the Fund's operations, if less than thirty-six months) or (ii) were nominated to serve as members of the board of trustees by a majority of the Continuing Trustees then members of the board of trustees.

        The Agreement and Declaration of Trust requires the affirmative vote or consent of at least seventy-five percent (75%) of the trustees and holders of at least seventy-five percent (75%) of the Fund's shares (including common and Preferred Shares of beneficial interest) to authorize certain Fund transactions not in the ordinary course of business, including a merger or consolidation, certain issuances or transfers by the Fund of the Fund's shares (except as may be pursuant to a public offering, the Fund's dividend reinvestment plan or upon exercise of any stock subscription rights), certain sales, transfers or other dispositions of Fund assets, or any shareholder proposal regarding specific investment decisions, unless the transaction is authorized by both a majority of the trustees and seventy-five percent (75%) of the Continuing Trustees (in which case no shareholder authorization would be required by the Agreement and Declaration of Trust, but may be required in certain cases under the Investment Company Act). The Agreement and Declaration of Trust also requires the affirmative vote or consent of holders of a majority of the trustees and of holders of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) to authorize a conversion of the Fund from a closed-end to an open-end investment company. Also, the Agreement and Declaration of Trust provides that the Fund may dissolve upon the vote of a majority of the trustees and two-thirds of the Fund's shares. See "Risks—Anti-Takeover Provisions."

        The trustees may from time to time grant other voting rights to shareholders with respect to these and other matters, certain of which are required by the Investment Company Act.

        The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. These provisions also provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The provisions of the Agreement and Declaration of Trust and Bylaws described above could have the effect of discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The board of trustees has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its shareholders.

        The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Agreement and Declaration of Trust and the Bylaws, both of which will be on file with the SEC.

        The Agreement and Declaration of Trust contains an express disclaimer of shareholder personal liability for debts or obligations or any other form of personal liability in connection with the property or actions of the Fund.

        For the purposes of calculating "a majority of the outstanding voting securities" under the Agreement and Declaration of Trust, each class and series of the Fund will vote together as a single class, except to the extent required by the Investment Company Act or the Agreement and Declaration of Trust, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

        The board of trustees has determined that provisions with respect to the board of trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under the Investment Company Act, are in the best interest of shareholders generally. For a more complete explanation, see the full text of these provisions in the Agreement and Declaration of Trust, which is on file with the SEC.

 CLOSED-END FUND STRUCTURE

        The Fund is a newly organized, non-diversified, closed-end management investment company (commonly referred to as a "closed-end fund"). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if shareholders wish to sell common shares of a closed-end fund they must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the mutual fund, the mutual fund will redeem or buy back the shares at net asset value. Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage a mutual fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage.

        Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's board of trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's board of trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share.

 REPURCHASE OF COMMON SHARES

        The Fund is a closed-end management investment company and, as a result, its shareholders will not have the right to cause the Fund to redeem their Common Shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act that the Fund may purchase at market prices from time to time its Common Shares in the open market but is under no obligation to do so. Because common shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that Common Share repurchases or tender offers, if undertaken, will reduce market discount.

        Notwithstanding the foregoing, if at any time the Fund has Preferred Shares outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

        Subject to its investment restrictions, the Fund may borrow to finance the repurchase of Common Shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's board of trustees would have to comply with the Exchange Act, the Investment Company Act and the rules and regulations under the New York Stock Exchange.

        There is no assurance that, if action is undertaken to repurchase or tender for Common Shares, such action will result in the Common Shares trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Fund's Common Shares, shareholders should be aware that the acquisition of Common Shares by the Fund will decrease the total net assets of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares if any outstanding and to any amounts borrowed.

 TAX MATTERS

        The discussion below and certain disclosure in the SAI provide general tax information related to an investment in Common Shares of the Fund. Because tax laws are complex and often change, shareholders should consult their tax advisors about the tax consequences of an investment in the Fund. Unless otherwise noted, the following tax discussion applies only to U.S. shareholders that hold the Common Shares as a capital asset. A U.S. shareholder is an individual who is a citizen or resident of the United States, a U.S. corporation, or any estate or trust the income of which is subject to U.S. federal income tax regardless of its source.

        The Fund intends to elect to be treated and to qualify each taxable year as a regulated investment company under Subchapter M of the Code. To qualify under Subchapter M for the favorable tax treatment accorded to regulated investment companies, the Fund must, among other things: (1) distribute to its shareholders in each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and its net tax-exempt income; (2) derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a "Qualified Publicly Traded Partnership"); and (3) diversify its holdings so that, at the end of each quarter of each taxable year of the Fund (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is represented by the securities (other than U.S. government securities or securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships. As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.

        A regulated investment company that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary taxable income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any shortfalls from any prior year's required distribution, is liable for a 4% excise tax on the portion of the undistributed amounts of such income that are less than the required distributions. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be taken into account for the portion of the calendar year after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be deemed to have distributed any income or gain on which it paid U.S. federal income tax. To avoid the imposition of this excise tax, the Fund intends to make the required distributions of its ordinary taxable income and its capital gain net income, to the extent possible, by the close of each calendar year.

        Distributions to shareholders by the Fund of ordinary income (including "market discount" realized by the Fund on the sale of debt securities), and of net short-term capital gains, if any, realized by the Fund will, except as described below with respect to distributions of "qualified dividend income," generally be taxable to shareholders as ordinary income to the extent such distributions are paid out of the Fund's current or accumulated earnings and profits. Distributions, if any, of net capital gains will be taxable as long-term capital gains, regardless of the length of time the shareholder has owned Common Shares of the Fund. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares of the Fund. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Common Shares. Distributions paid by the Fund generally will not be eligible for the dividends received deduction allowed to corporations or for the reduced rates applicable to certain qualified dividend income received by non-corporate shareholders before January 1, 2013.

        Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional Common Shares of the Fund pursuant to the DRIP. Shareholders receiving distributions in the form of additional Common Shares of the Fund will be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash, unless the Fund issues additional Common Shares with a fair market value equal to or greater than net asset value, in which case, such shareholders will be treated as receiving a distribution in the amount of the fair market value of the distributed Common Shares.

        Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months, and paid during the following January, will be treated as having been distributed by the Fund (and received by shareholders) on December 31 of the year in which declared.

        In general, the sale or other disposition of Common Shares will result in capital gain or loss to shareholders. A holder's gain or loss generally will be a long-term capital gain or loss if the Common Shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, long-term capital gains are currently eligible for reduced rates of taxation. Losses realized by a holder on the sale or exchange of Common Shares held for six months or less are treated as long-term capital losses to the extent of any distribution of long-term capital gain received (or amounts designated as undistributed capital gains, as discussed under "Tax Matters—Distributions" in the SAI) with respect to such Common Shares. In addition, no loss will be allowed on the sale or other disposition of Common Shares if the owner acquires (including pursuant to the DRIP) or enters into a contract or option to acquire securities that are substantially identical to such Common Shares within 30 days before or after the disposition. In such case, the basis of the securities acquired will be adjusted to reflect the disallowed loss.

        If a shareholder (other than a partnership) is not a U.S. shareholder (other than such a shareholder whose ownership of shares is effectively connected with a U.S. trade or business), certain dividends received by such shareholder from the Fund may be subject to U.S. federal withholding tax. To the extent that Fund distributions consist of ordinary dividends that are subject to withholding, the Fund will withhold U.S. federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Under current law, this withholding tax will apply even to the extent that the dividends paid are out of "portfolio interest" income or short-term capital gains that would not have been subject to such withholding tax had they been received directly by the non-U.S. shareholder. For dividends paid by regulated investment companies in taxable years beginning before January 1, 2012, such "interest-related dividends" and "short-term capital gain dividends" that satisfied certain requirements were exempt from the withholding tax. There can be no assurance as to whether or not this exemption will be extended to future taxable years. Net capital gain dividends (that is, distributions of the excess of net long-term capital gain over net short-term capital loss) distributed by the Fund to a non-U.S. shareholder will not be subject to U.S. federal withholding tax.

        If a shareholder does not provide the Fund with its correct taxpayer identification number and any required certifications, such shareholder may be subject to backup withholding on its taxable distributions, dividends, and redemption proceeds. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to non-U.S. shareholders.

        Under recently enacted legislation, the relevant withholding agent may be required to withhold 30% of any dividends paid after December 31, 2013 and the proceeds of a sale of our Common Shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements.

        The foregoing tax discussion is for general information only. The provisions of the Code and regulations thereunder presently in effect as they directly govern the taxation of the Fund and its shareholders are subject to change by legislative or administrative action, and any such change may be retroactive with respect to the Fund's transactions. The foregoing does not represent a detailed description of the U.S. federal income tax considerations relevant to special classes of taxpayers including, without limitation, financial institutions, insurance companies, investors in pass-through entities, U.S. shareholders whose "functional currency" is not the U.S. dollar, tax-exempt organizations, dealers in securities or currencies, traders in securities or commodities that elect mark to market treatment, or persons that will hold Common Shares as a position in a "straddle," "hedge" or as part of a "constructive sale" for U.S. federal income tax purposes. In addition, this discussion does not address the application of the U.S. federal alternative minimum tax. Shareholders are advised to consult with their own tax advisors for more detailed information concerning federal income tax matters.

 UNDERWRITING

        Under the terms and subject to the conditions contained in the underwriting agreement dated the date of this prospectus, the Underwriters named below, for whom                        , are acting as Representatives, have severally agreed to purchase, and the Fund has agreed to sell to them, the number of Common Shares indicated below.

Underwriter	Number of Common Shares

Total

        The Underwriters are offering the Common Shares subject to their acceptance of the Common Shares from the Fund and subject to prior sale. The underwriting agreement provides that the obligations of the several Underwriters to pay for and accept delivery of the Common Shares offered by this prospectus are subject to the approval of legal matters by their counsel and to certain other conditions. The Underwriters are obligated to take and pay for all of the Common Shares offered by this prospectus if any such Common Shares are taken. However, the Underwriters are not required to take or pay for the Common Shares covered by the Underwriters' over-allotment option described below.

        The Underwriters initially propose to offer part of the Common Shares directly to the public at the initial offering price listed on the cover page of this prospectus and part to certain dealers at a price that represents a concession not in excess of $            per Common Share under the initial offering price. After the initial offering of the Common Shares, the offering price and other selling terms may from time to time be varied by the Representatives. The underwriting discounts and commissions (sales load) of $0.90 per common share are equal to 4.50% of the initial offering price. Investors must pay for any Common Shares purchased on or before                    .

        The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this prospectus, to purchase up to an aggregate of                    Common Shares at the initial offering price per common share listed on the cover page of this prospectus, less underwriting discounts and commissions. The Underwriters may exercise this option solely for the purpose of covering over-allotments, if any, made in connection with the offering of the Common Shares offered by this prospectus. To the extent the option is exercised, each Underwriter will become obligated, subject to limited conditions, to purchase approximately the same percentage of the additional Common Shares as the number listed next to the Underwriter's name in the preceding table bears to the total number of Common Shares listed next to the names of all Underwriters in the preceding table. If the Underwriters' over-allotment option is exercised in full, the total price to the public would be $            , the total Underwriters' discounts and commissions (sales load) would be $            , the estimated offering expenses would be $            , $            of which would be borne by the Fund, and the total proceeds to the Fund would be $            .

        The following table summarizes the estimated expenses and compensation that the Fund will pay:

	Per Common Share		Total
	Without Over-allotment	With Over-allotment	Without Over-allotment	With Over-allotment
Public offering price	$20.00	$20.00	$	$
Sales load	$0.90	$0.90	$	$
Estimated offering expenses	$0.04	$0.04	$	$
Proceeds, after expenses, to the Fund	$19.06	$19.06	$	$

        The fees described below under "—Additional Compensation to Be Paid by the Adviser" are not reimbursable to the Adviser by the Fund, and are therefore not reflected in expenses payable by the Fund in the table above.

        Offering expenses paid by the Fund (other than sales load) will not exceed $0.04 per Common Share sold by the Fund in this offering. If the offering expenses referred to in the preceding sentence exceed this amount, the Adviser will pay the excess. The aggregate offering expenses (excluding sales load) are estimated to be $            in total, $            of which will be borne by the Fund (or $            if the Underwriters exercise their over-allotment option in full). See "Summary of Fund Expenses." The Underwriters have informed the Fund that they do not intend sales to discretionary accounts to exceed five percent of the total number of Common Shares offered by them.

        In order to meet requirements for listing the Common Shares on the New York Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more shares to a minimum of 400 beneficial owners in the United States. The minimum investment requirement is 100 Common Shares ($2,000).

        The Fund intends to apply to list its Common Shares on the New York Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be "        ", subject to notice of issuance.

        The Fund has agreed that, without the prior written consent of            , on behalf of the Underwriters, it will not, during the period ending 180 days after the date of this prospectus:

  •
  offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, any Common Shares or any securities convertible into or exercisable or exchangeable for Common Shares, or

  •
  enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Common Shares,

whether any such transaction described above is to be settled by delivery of Common Shares or such other securities, in cash or otherwise; or file any registration statement with the SEC relating to the offering of any Common Shares or any securities convertible into or exercisable or exchangeable for Common Shares. These lock-up agreements will not apply to the Common Shares to be sold pursuant to the underwriting agreement or any Common Shares issued pursuant to the Fund's DRIP or any preferred share issuance, if any.

        In order to facilitate the offering of the Common Shares, the Underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the Common Shares. The Underwriters currently expect to sell more Common Shares than they are obligated to purchase under the underwriting agreement, creating a short position in the Common Shares for their own account. A short sale is covered if the short position is no greater than the number of Common Shares available for purchase by the Underwriters under the over-allotment option (exercisable for 45 days from the date of this prospectus). The Underwriters can close out a covered short sale by exercising the over-allotment option or purchasing Common Shares in the open market. In determining the source of

Common Shares to close out a covered short sale, the Underwriters will consider, among other things, the open market price of the Common Shares compared to the price available under the over-allotment option. The Underwriters may also sell Common Shares in excess of the over-allotment option, creating a naked short position. The Underwriters must close out any naked short position by purchasing Common Shares in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of the Common Shares in the open market after pricing that could adversely affect investors who purchase in the offering. As an additional means of facilitating the offering, the Underwriters may bid for, and purchase, Common Shares in the open market to stabilize the price of the Common Shares. Finally, the underwriting syndicate may also reclaim selling concessions allowed to an Underwriter or a dealer for distributing the Common Shares in the offering, if the syndicate repurchases previously distributed Common Shares in transactions to cover syndicate short positions or to stabilize the price of the Common Shares. Any of these activities may raise or maintain the market price of the Common Shares above independent market levels or prevent or retard a decline in the market price of the Common Shares. The Underwriters are not required to engage in these activities, and may end any of these activities at any time.

        Prior to this offering, there has been no public or private market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund, the Adviser and the Representatives. There can be no assurance, however, that the price at which the Common Shares trade after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering.

        The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

        In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically. The Fund, the Adviser and the Underwriters have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act.

        The principal business address of                    is                    .

        The Underwriters and their respective affiliates are full service financial institutions engaged in various activities, which may include securities trading, commercial and investment banking, financial advisory, investment management, principal investment, hedging, financing and brokerage activities. Certain of the Underwriters or their respective affiliates from time to time have provided in the past, and may provide in the future, investment banking, securities trading, hedging, brokerage activities, commercial lending and financial advisory services to us, certain of our executive officers and our affiliates and the Adviser and its affiliates in the ordinary course of business, for which they have received, and may receive, customary fees and expenses.

        Certain underwriters may, from time to time, engage in transactions with or perform investment banking, securities trading, hedging, brokerage activities, commercial lending and financial advisory services for the Adviser and its affiliates in the ordinary course of business, for which such underwriters have received, and may expect to receive, customary fees and expenses.

        Prior to the public offering of the Common Shares, the Adviser purchased Common Shares from the Fund in an amount greater than $100,000, satisfying the net worth requirements of Section 14(a) of the Investment Company Act.

        No action has been taken in any jurisdiction (except in the United States) that would permit a public offering of the Common Shares, or the possession, circulation or distribution of this prospectus or any other material relating to the Fund or the Common Shares in any jurisdiction where action for that purpose is required. Accordingly, the Common Shares may not be offered or sold, directly or indirectly, and neither this prospectus nor any other offering material or advertisements in connection with the Common Shares may be distributed or published, in or from any country or jurisdiction except in compliance with the applicable rules and regulations of any such country or jurisdiction.

Additional Compensation to be Paid by the Adviser

        The Adviser (and not the Fund) may pay certain qualifying underwriters a structuring fee, additional compensation or a sales incentive fee in connection with the offering.

 CUSTODIAN AND TRANSFER AGENT

        The custodian of the assets of the Fund will be                        located at                        .                         located at                        , will serve as the Fund's transfer agent and dividend paying agent with respect to the Common Shares.

LEGAL OPINIONS

        Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Simpson Thacher & Bartlett LLP, New York, New York, and for the Underwriters by                    . Simpson Thacher & Bartlett LLP may rely as to certain matters of Delaware law on the opinion of Richards, Layton & Finger, P.A.

 TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Investment Objectives	1
Investment Restrictions	1
Investment Policies and Techniques	3
Management of the Fund	10
Portfolio Transactions and Brokerage	24
Description of Shares	26
Repurchase of Common Shares	27
Tax Matters	29
Control Persons and Principal Holders of Securities	34
Independent Registered Public Accounting Firm	34
Custodian and Transfer Agent	34
Additional Information	35
Report of Independent Registered Public Accounting Firm	36
Financial Statements	37
APPENDIX A Description of S&P, Moody's and fitch Ratings	A-1
APPENDIX B Proxy Voting Policies and procedures	B-1

Shares

Blackstone / GSO Short Duration High Yield Fund
Common Shares
$20.00 per Share

PROSPECTUS
            , 2012

        Until                                     (25 days after the date of this prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligations to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion, Dated                    , 2012

BLACKSTONE / GSO SHORT DURATION HIGH YIELD FUND
STATEMENT OF ADDITIONAL INFORMATION

        Blackstone / GSO Short Duration High Yield Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company with no operating history. This Statement of Additional Information relating to Common Shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated                     , 2012. This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling (800) 831-5776. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's website (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

This Statement of Additional Information is dated                    , 2012.

Investment Objectives	1
Investment Restrictions	1
Investment Policies and Techniques	3
Management of the Fund	10
Portfolio Transactions and Brokerage	24
Description of Shares	26
Repurchase of Common Shares	27
Tax Matters	29
Control Persons and Principal Holders of Securities	34
Independent Registered Public Accounting Firm	34
Custodian and Transfer Agent	34
Additional Information	35
Report of Independent Registered Public Accounting Firm	36
Financial Statements	37
APPENDIX A Description of S&P, Moody's and fitch Ratings	A-1
APPENDIX B Proxy Voting Policies and procedures	B-1

 INVESTMENT OBJECTIVES

        The Fund's primary investment objective is to seek high current income, with a secondary objective to seek capital appreciation. There can be no assurance that the Fund will achieve its investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Restrictions

        Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common Shares and Preferred Shares, if any, voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares, if any, voting as a separate class:

          (1)   invest 25% or more of the value of its total assets in any one industry, provided that securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. Government securities") and tax-exempt securities of governments or their political subdivisions will not be considered to represent an industry;

          (2)   issue senior securities or borrow money to purchase additional securities other than as permitted by the Investment Company Act of 1940, as amended (the "Investment Company Act");

          (3)   make loans to other persons, except as permitted by (i) the Investment Company Act, or interpretations or modifications by the Securities and Exchange Commission (the "SEC"), the SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, the SEC staff or other authority;

          (4)   underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities or the sale of its own securities, the Fund may be deemed to be an underwriter;

          (5)   purchase or sell real estate, except that the Fund may invest in securities or other interests of companies that deal in real estate or are engaged in the real estate business and instruments secured by real estate or interests therein, and the Fund may acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such other assets; or

          (6)   purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or derivative instruments or from investing in securities or other instruments backed by physical commodities).

        For purposes of applying the limitation set forth in subparagraph (1) above, securities of the U.S. government, its agencies or instrumentalities and securities backed by the credit of a U.S. governmental entity are not considered to represent industries. If the Fund were to "concentrate" its investments in a particular industry, investors would be exposed to greater risks because the Fund's performance would be largely dependent on that industry's performance.

        With respect to the limitation regarding the issuance of senior securities set forth in subparagraph (2) above, "senior securities" are defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

        The ability of a closed-end fund to issue senior securities is severely circumscribed by complex regulatory constraints under the Investment Company Act that restrict, for instance, the amount, timing and form of senior securities that may be issued. Certain portfolio management techniques, such as

1

credit default swaps, total return swaps or securities may be considered senior securities unless appropriate steps are taken to segregate the Fund's assets or otherwise cover its obligations. To the extent the Fund covers its commitment under these transactions, including by the segregation of liquid assets, equal in value to the amount of the Fund's commitment, such instrument will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement (described below) otherwise applicable to borrowings by the Fund.

        Under the Investment Company Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

        Section 18(a) of the Investment Company Act requires certain actions by the Fund if its asset coverage falls below certain levels. Under the Investment Company Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's total assets, less all liabilities and indebtedness of the Fund other than senior securities, is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's total assets less all liabilities and indebtedness of the Fund other than senior securities). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's total assets is at least 200% of the liquidation value of its outstanding Preferred Shares plus its outstanding liabilities and indebtedness. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In selecting the Preferred Shares to be redeemed, in the event that less than all the outstanding shares of a series of Preferred Shares are to be redeemed and there is more than one holder of such Preferred Shares, the shares of that series of Preferred Shares to be redeemed shall be selected by lot or such other method as the Fund shall deem fair and equitable. The Trustees of the Fund represent the interests of both the holders of the Fund's common shares and holders of the Fund's Preferred Shares, if any, and this dual representation may result in conflicts.

        The Investment Company Act requires the Fund to maintain at all times an asset coverage of at least 300% of the amount of its borrowings. For the purpose of borrowings, "asset coverage" means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the Investment Company Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowings under the Investment Company Act.

        With respect to the limitation regarding making loans to other persons set forth in subparagraph (3) above, the Investment Company Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.

        With respect to the limitation regarding underwriting the securities of other issuers set forth in subparagraph (4) above, a technical provision of the Securities Act of 1933, as amended (the "Securities Act") deems certain persons to be "underwriters" if they purchase a security from an issuer and later sell it to the public. Although it is not believed that the application of this Securities Act provision would cause a fund to be engaged in the business of underwriting, the policy set forth in subparagraph (4) will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered

2

to be an underwriter under the Securities Act. Under the Securities Act, an underwriter may be liable for material omissions or misstatements in an issuer's registration statement or prospectus.

        When used with respect to particular shares of the Fund, "majority of the outstanding" means (i) 67% or more of the shares present at a meeting of shareholders, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less. Except for the fundamental policies disclosed above, all other policies of the Fund disclosed herein and in the Fund's prospectus are non-fundamental policies which may be changed by the board of trustees of the Fund without shareholder approval.

Non-Fundamental Restrictions

        The Fund's (1) investment objectives and (2) policy to invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes, including effective leverage and traditional leverage ("Managed Assets") in high yield fixed income instruments with varying maturities and other investments (including derivatives) with similar economic characteristics, are not fundamental and may be changed by the board of trustees without the approval of the holders of a majority of the outstanding Common Shares or Preferred Shares, if any. The Fund will provide shareholders with at least 60 days' notice prior to changing the non-fundamental policy in (2) above.

        In addition, to comply with U.S. federal income tax requirements for qualification as a regulated investment company, the Fund's investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Fund's total assets are invested (i) in the securities (other than U.S. government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled (by owning 20% or more of their voting power) by the Fund and determined to be engaged in the same, similar or related trades or businesses or (ii) in the securities of one or more "qualified publicly traded partnerships" (as defined under Section 851(h) of the Internal Revenue Code of 1986, as amended (the "Code")) and (b) with regard to at least 50% of the value of the Fund's total assets, no more than 5% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of a single issuer and no investment represents more than 10% of the outstanding voting securities of such issuer. These tax-related limitations may be changed by the Fund's board of trustees only to the extent appropriate in light of changes to applicable tax requirements.

        The percentage limitations applicable to the Fund's portfolio described in the prospectus and this Statement of Additional Information apply only at the time of investment and the Fund will not be required to sell securities due to subsequent changes in the value of securities it owns. However, with respect to the Fund's use of leverage, the Fund may be required to reduce its leverage in order to maintain the asset coverage requirements of the Investment Company Act.

INVESTMENT POLICIES AND TECHNIQUES

        The following information supplements the discussion of the Fund's investment policies and techniques in the prospectus.

Portfolio Contents

Fixed Income Instruments

        The Fund's investments in fixed income instruments may include bonds, debentures, notes, commercial paper and other similar types of debt instruments, as well as preferred stock, loan assignments and participations, money market instruments, and derivatives related to or referencing these types of securities and instruments. The Fund may invest in fixed income instruments of companies or governments. Corporate bonds and other fixed income instruments are typically

3

originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Underwriter") for a group of investors ("Bond Investors"). The Underwriter typically administers and enforces the fixed income instrument on behalf of the other Bond Investors. In addition, in secured fixed income instrument offerings, an institution, typically but not always the agent, holds any collateral on behalf of the Bond Investors. The Fund may purchase assignments of fixed income instruments either directly from the Underwriter of from a Bond Investor.

        An issuer of fixed income instruments must typically comply with the terms contained in an indenture or note purchase agreement between the issuer and the holders of the instruments (the "Bond Agreement"). These Bond Agreements generally detail the schedule of payments and also place certain restrictive financial and other covenants on the issuer. The Underwriter typically administers the terms of the Bond Agreement on behalf of all holders of the instruments.

        Fixed income securities bonds are generally subordinate to any existing securities in the issuer's capital structure and generally have a lower priority in payment than any outstanding or future loans or the issuer.

Loans

        Loans typically hold the most senior position in the capital structure of the borrower, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by other secured creditors, unsecured creditors, subordinated debt holders and stockholders of the Borrower. Loans typically have rates of interest which are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily London Inter-Bank Offered Rate ("LIBOR") and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. LIBOR fluctuates and when LIBOR is at lower levels, total yield on a loan will usually be lower, and when LIBOR is at higher levels, total yield on a loan will usually be higher. However, many of the loans that the Fund will invest in will have LIBOR floors, whereby the borrower contractually agrees that the amount used for LIBOR in calculating the yield on the loan will not be less than an agreed upon amount.

        Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as LIBOR. For example, if LIBOR were 0.30% and the Borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 2.80%. Additionally, many loans also have a minimum base rate, or floor, which will be used if the actual base rate is below this minimum base rate. This measure is designed to ensure lenders receive a minimum interest rate in periods of low interest rates. By illustration, if LIBOR were 0.30% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 2.80%. However, if the same loan had a LIBOR floor of 1.50%, then 1.50% would be used as the base rate notwithstanding that LIBOR was currently at 0.30%, thereby making the interest rate paid the Borrower 4.00% (1.50% LIBOR floor base rate plus 2.50% fixed spread). During periods when LIBOR is greater than the LIBOR floor, the LIBOR floor would have no impact on the interest rate paid by the borrower. Not all loans have LIBOR floors and this feature is a relatively recent invention which may not persist in future issuances of loans.

        In the process of buying, selling and holding loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees.

        The Fund may make commitments to provide or acquire interests in loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. In the case of bridge

4

commitments, the Fund would receive a commitment fee would typically only fund the bridge loan if other financing was not available to the prospective borrower. A borrower's use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

Variable and Floating Rate Securities

        Variable- and floating-rate instruments are instruments that pay interest at rates that adjust whenever a specified interest rate (the "reference rate") changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). In addition to secured floating rate loans, variable and floating rate instruments may include, without limitation, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable or floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable or floating rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed rate instrument, although the value of a variable or floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality or because of an imperfect correlation between the securities interest rate adjustment mechanism and the level of interest rates generally.

Restricted and Illiquid Securities

        The Fund may not be able to readily dispose of illiquid securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

        The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act ("Rule 144A Securities"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's board of trustees. Because it is not possible to predict with assurance how the market for Rule 144A Securities will develop, the Fund's board of trustees has directed the Adviser to monitor carefully the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Money Market Instruments

        Money market instruments are high quality short-term debt securities. Money market instruments in which the Fund may invest include short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities or in high-quality obligations of domestic and foreign banks and corporations and repurchase agreements relating to these obligations. Certain money market instruments may be denominated in foreign currencies.

5

Yankee Dollar Obligations, Eurobonds, Global Bonds

        Certain debt securities purchased by the Fund may take the forms of Yankee dollar obligations, eurobonds or global bonds. Yankee dollar obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign issuers, such as corporations and banks. A eurobond is a bond issued in a currency other than the currency of the country or market in which it is issued. Global bonds are bonds that can be offered within multiple markets simultaneously. Unlike eurobonds, global bonds can be issued in the local currency of the country of issuance.

Other Equity Securities

        In addition to common stocks, the Fund may invest in equity securities, including preferred stocks, convertible securities, warrants and depository receipts.

        Preferred Stock.    Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to credit securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior credit security with similar stated yield characteristics. Unlike interest payments on credit securities, even in cases where dividend payments are contractually fixed, preferred stock dividends may only be payable if declared by the issuer's board. Preferred stock also may be subject to optional or mandatory redemption provisions. Unlike common stock or other equity securities, preferred securities do not usually have voting rights.

        Convertible Securities.    A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument.

        Rights Offerings and Warrants.    The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

6

        Depository Receipts.    The Fund may hold investments in sponsored and unsponsored American Depository Receipts (ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations of foreign securities.

Cash Equivalents and Short-Term Debt Securities

        The Fund may invest in cash equivalents and short-term debt securities and may invest up to 100% of its Managed Assets in such investments for temporary defensive purposes or during the period the Fund is investing the proceeds of this offering. Short-term debt investments having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts. Short-term debt securities are defined to include, without limitation, the following:

          (1)   U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate. The recent economic crisis in the United States has negatively impacted government-sponsored entities, which include Federal Home Loan Banks, the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). As the real estate market has deteriorated through declining home prices and increasing foreclosure, government-sponsored entities, which back the majority of U.S mortgages have experienced extreme volatility, and in some cases a lack of liquidity. In September 2008, Fannie Mae and Freddie Mac were placed under a conservatorship of the U.S. federal government. Any Fund investments for temporary defensive purposes in securities issued by Federal Home Loan Banks and Fannie Mae may ultimately lose value. The Adviser will monitor developments and seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objectives, but there can be no assurance that it will be successful in doing so.

          (2)   Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and

7

  are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the FDIC.

          (3)   Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Other Portfolio Contents

Derivatives

        General Limitations on Futures and Options Transactions.    The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the U.S. Commodities Futures Trading Commission (the "CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Rule 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the Fund is not subject to regulation as a commodity pool under the CEA. The Fund does not intend to engage in options or futures transactions.

        Swap Agreements.    The Fund may enter into swap agreements, including total return swaps and credit default swaps. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates, where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and may be structured to include exposure to a variety of different types of investments, including individual securities, groups of securities or indices.

        Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the reference security, securities or indices or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

        Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by or insolvency of one of the parties and can be transferred by a party only with the prior written consent of the other party unless otherwise agreed by the parties. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

        A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will be required to segregate assets on the Fund's records with a daily

8

value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will be required to segregate assets on the Fund's records with a value equal to the full amount of the Fund's accrued obligations under the agreement.

        The Fund will monitor any swaps with a view towards ensuring that the Fund remains in compliance with all applicable regulatory investment and tax requirements.

When-Issued and Forward Commitment Securities

        The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid credit securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

        Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, actual or anticipated, in the level of interest rates. Securities purchased with a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risks that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

        The risks and effect of settlements in the ordinary course on the Fund's net asset value are not the same as the risks and effect of when-issued and forward commitment securities.

        The purchase price of when-issued and forward commitment securities are expressed in yield terms, which reference a floating rate of interest, and is therefore subject to fluctuations of the security's value in the market from the date of the Fund's commitment (the "Commitment Date") to the date of the actual delivery and payment for such securities (the "Settlement Date"). There is a risk that, on the Settlement Date, the Fund's payment of the final purchase price, which is calculated on the yield negotiated on the Commitment Date, will be higher than the market's valuation of the security on the Settlement Date. This same risk is also borne if the Fund disposes of its right to acquire a when-issued security, or its right to deliver or receive, a forward commitment security, and there is a downward market movement in the value of the security from the Commitment Date to the Settlement Date. No income accrues to the Fund during the period from the Commitment Date to the Settlement Date. On the other hand, the Fund may incur a gain if the Fund invests in when-issued and forward commitment securities and correctly anticipates the rise in interest rates and prices in the market.

9

 MANAGEMENT OF THE FUND

Board of Trustees

        The overall management of the business and affairs of the Fund is vested in the board of trustees. Starting with the first annual meeting of shareholders following the effective date of this Registration Statement, the board of trustees will be classified into three classes—Class I, Class II and Class III—as nearly equal in number as reasonably possible, with the trustees in each class to hold office until their successors are elected and qualified. At each succeeding annual meeting of shareholders, the successors to the class of trustees whose terms expire at that meeting shall be elected to hold office for terms expiring at the later of the annual meeting of shareholders held in the third year following the year of their election or the election and qualification of their successors.

        Below is a list of the trustees and officers of the Fund and their present positions and principal occupations during the past five years. The business address of the Fund, the Adviser and their board members and officers is 345 Park Avenue, 31st Floor, New York, NY 10154, unless specified otherwise below.

Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee During the Past Five Years
NON-INTERESTED TRUSTEES: (to come)
INTERESTED TRUSTEE:(2)
Daniel H. Smith, Jr Birth Year: 1963	Chairman, President, Chief Executive Officer, Trustee	Since Inception	Mr. Smith is a Senior Managing Director of GSO Capital Partners LP (collectively with its affiliates, "GSO") and is Head of GSO / Blackstone Debt Funds Management LLC. Mr. Smith joined GSO from the Royal Bank of Canada in July 2005 where he was a Managing Partner and Co head of RBC Capital Market's Alternative Investments unit.	3	—

(1)
Beginning with the first annual meeting of shareholders of the Fund (the "first annual meeting") and if at such time, the number of trustees shall be three (3) or more, the board of trustees of the Fund shall be divided into three classes: Class I, Class II and Class III. At the first annual meeting, trustees of Class I shall be elected to the board of trustees for a term expiring at the next succeeding annual meeting of shareholders, trustees of Class II shall be elected to the board of trustees for a term expiring at the second succeeding annual meeting of shareholders and trustees of Class III shall be elected to the board of trustees for a term expiring at the third succeeding annual meeting of shareholders. At each subsequent annual meeting of shareholders, the trustees chosen to succeed those whose terms are expiring shall be identified as being of the same class as the trustees whom they succeed and shall be elected for a term expiring at the time of the third succeeding annual meeting of shareholders subsequent to their election, or thereafter in each case when their respective successors are elected and qualified. The Fund's executive officers are chosen each year at the first meeting of the Fund's board of trustees following the first annual meeting, to hold office until the meeting of the board of trustees following the next annual meeting of shareholders and until their successors are duly elected and qualified.

(2)
"Interested person" of the Fund as defined in the Investment Company Act. Mr. Smith is an interested person due to his employment with the Adviser.

        The board of trustees is currently comprised of                trustees. Daniel H. Smith, Jr. serves as Chairman of the Board. Mr. Smith is an "interested person" of the Fund The appointment of

10

Mr. Smith as Chairman reflects the board of trustees' belief that his experience, familiarity with the Fund's day-to-day operations and access to individuals with responsibility for the Fund's management and operations will provide the board of trustees with insight into the Fund's business and activities and, with his access to appropriate administrative support, will facilitate the efficient development of meeting agendas that address the Fund's business, legal and other needs and the orderly conduct of board meetings. The board of trustees has determined that its leadership structure is appropriate in light of the Fund's circumstances and provides for the informed and independent exercise of its responsibilities. In this regard, the board of trustees does not have a lead independent trustee reflecting the belief of the independent trustees that they have adequate control and influence over the governance of the board of trustees and the Fund by virtue of the fact that a substantial majority of the board of trustees will be independent trustees, that all committees are chaired by independent trustees and that the board of trustees' small size and oversight of a small fund complex facilitate the orderly and efficient flow of information among trustees and with Fund management without the need for a lead independent trustee.

Share Ownership

        The following table shows the dollar range of equity securities owned by the trustees in the Fund and in other investment companies overseen by the trustee within the same family of investment companies as of                        , 2012. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities Overseen by trustees in the Family of Registered Investment Companies(*)
NON-INTERESTED TRUSTEES:
	$	$
	$	$
	$	$
	$	$
INTERESTED TRUSTEE:
Daniel H. Smith, Jr.	$	$

*
The term "Family of Registered Investment Companies" refers to all registered investment companies advised by the Adviser or an affiliate of the Adviser.

        None of the non-interested trustees nor their family members owned beneficially or of record securities issued by the Adviser or any underwriter, or any person directly or indirectly controlling, controlled by, or under common control with the Adviser or any underwriter as of                , 2012.

Experience of Trustees

        The trustees were selected to join the board of trustees based upon the following as to each trustee: his character and integrity; such person's service as a member of other boards of directors; such person's willingness to serve and willingness and ability to commit the time necessary to perform the duties of a trustee; as to each trustee other than Mr. Smith, his status as not being an "interested person" as defined in the Investment Company Act; and, as to Mr. Smith, his role with GSO and Blackstone. No factor, by itself, was controlling. In addition to the information provided in the table included above, each trustee possesses the following attributes: Mr.                 , experience as                 ;

11

Mr.                 , experience as                 ; Mr.                 , experience as                 ; Mr.                 , experience as                 ; Mr. Smith, as an executive and portfolio manager and leadership roles within GSO and Blackstone. References to the qualifications, attributes and skills of the trustees are pursuant to requirements of the SEC, do not constitute holding out of the board of trustees or any trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the board of trustees by reason thereof.

Compensation of Trustees

        The fees and expenses of the trustees of the Fund, including for the Fund's organizational meeting, are paid by the Fund. The trustee who is a member of the Blackstone organization receive no compensation from the Fund. It is estimated that the independent trustees will receive from the Fund the amounts set forth below for the Fund's calendar year ending December 31, 2012, assuming the Fund will have been in existence for the full calendar year.

Name of Trustee	Estimated Compensation from the Fund		Total Compensation from the Fund and Fund Complex Paid to Board Members
NON-INTERESTED TRUSTEES:
	$		$
	$		$
	$		$
	$		$
INTERESTED TRUSTEE:
Daniel H. Smith, Jr.		$0		$0

        The Fund pays each trustee an annual base retainer of $          and pays $          for each regular board meeting and special board meeting attended that is held jointly with Blackstone / GSO Senior Floating Rate Term Fund ("BSL") or Blackstone / GSO Long-Short Credit Income Fund ("BGX"). The Fund pays each trustee $          for each regular board meeting and special board meeting attended that is not held jointly with BSL or BGX. Additionally, the chairman of the Audit Committee and the chairman of the Nominating Committee are paid an additional annual retainer of $          by the Fund if the chairman is also the chairman of the same committee of BSL or BGX. If the chairman is not the chairman of such committee of BSL or BGX, then the Fund pays an annual retainer of $          to that chairman. The Fund pays $          to each trustee for each committee meeting attended that is held jointly with BSL or BGX, and the Fund pays $          to each trustee for each committee meeting attended that is not held jointly with BSL or BGX; provided that if a committee meeting is held on the same day as a board meeting then the trustees attending the board meeting will not receive additional compensation for attending the committee meeting held that same day.

Board Committees

        The board of trustees of the Fund currently has four committees: an Audit Committee, a Nominating Committee, a Pricing Committee and a Valuation Committee.

        The Audit Committee consists of Messrs.                 , all of whom have been determined not to be "interested persons" of the Fund under the Investment Company Act and "independent" as defined in the New York Stock Exchange listing standards. The Audit Committee acts according to the Audit Committee charter. Mr.                 has been appointed as Chair of the Audit Committee. The Audit Committee is responsible for assisting the board of trustees of the Fund in fulfilling its oversight responsibilities relating to accounting and financial reporting policies and practices of the Fund, including, but not limited to, the adequacy of the Fund's accounting and financial reporting processes, policies and practices; the integrity of the Fund's financial statements; the adequacy of the Fund's

12

overall system of internal controls; the Fund's compliance with legal and regulatory requirements; the qualification and independence of the Fund's independent registered public accounting firm; the performance of the Fund's internal audit function provided by the Adviser and the Fund's other service providers; and the review of the report required to be included in the Fund's annual proxy statement by the rules of the SEC. The board of trustees has determined that Mr.                 is an audit committee financial expert and that each is independent for the purpose of the definition of audit committee financial expert as applicable to the Fund.

        The Nominating Committee is responsible for selecting and nominating candidates for election as trustees to the board of trustees of the Fund. The members of the Nominating Committee are Messrs.                         , all of whom have been determined not to be "interested persons" of the Fund under the Investment Company Act and "independent" as defined in the New York Stock Exchange listing standards. The Nominating Committee may accept nominees recommended by a stockholder as it deems appropriate. Stockholders who wish to recommend a nominee for the Fund's board of trustees should send recommendations to the Fund's Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the board of trustees and to serve if elected by the stockholders.

        The Pricing Committee is responsible for designating the amount, price and certain other terms of the Common Shares and any Preferred Shares, if any, sold by the Fund. The members of the Pricing Committee are Mr. Smith, determined to be an "interested person" of the Fund under the Investment Company Act, and any one of the non-interested trustees listed above.

        The Valuation Committee is responsible for advising the Board with respect to the valuation of portfolio assets. The members of the Valuation Committee are Mr. Smith, determined to be an "interested person" of the Fund under the Investment Company Act, and any of the non-interested directors listed above.

Risk Oversight

        The board of trustees' role in risk oversight of the Fund reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Fund. In line with this oversight responsibility, the board of trustees receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, compliance and valuation risks) that potentially could have a materially adverse impact on the business operations, investment performance or reputation of the Fund, but relies upon the Fund's management (including the Fund's portfolio managers) and Chief Compliance Officer, who reports directly to the board of trustees, and the Adviser to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. In addition to reports and other information received from Fund management and the Adviser regarding the Fund's investment program and activities, the board of trustees as part of its risk oversight efforts expects to meet at its regular meetings and as needed with the Fund's Chief Compliance Officer to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Fund. The board of trustees may be assisted in performing aspects of its role in risk oversight by the Audit Committee and such other standing or special committees as may be established from time to time by the board of trustees. For example, the Audit Committee of the board of trustees will meet regularly with the Fund's independent public accounting firm to review, among other things, reports on the Fund's internal controls for financial reporting.

13

        The board of trustees believes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the trustees as to risk management matters may be summaries of relevant information and may be inaccurate or incomplete. As a result of the foregoing and other factors, the board of trustees risk management oversight is expected to be subject to substantial limitations.

Officers of the Fund

        The Fund's executive officers will be chosen by the board of trustees to hold office until their respective successors are duly elected and qualified. The executive officers of the Fund currently are:

Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee
Daniel H. Smith, Jr Birth Year: 1963	Chairman, President, Chief Executive Officer, Trustee	Since Inception	Mr. Smith is a Senior Managing Director of GSO and is Head of GSO / Blackstone Debt Funds Management LLC. Mr. Smith joined GSO from the Royal Bank of Canada in July 2005 where he was a Managing Partner and Co-head of RBC Capital Market's Alternative Investments unit.	3
Eric Rosenberg Birth Year: 1968	Chief Financial Officer and Treasurer	Since Inception	Mr. Rosenberg is a Managing Director and Chief Financial Officer of GSO. He joined GSO in 2008. Prior to that time he spent over 10 years in the prime brokerage business of Goldman, Sachs & Co.	3

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Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee
Lee M. Shaiman Birth Year: 1956	Executive Vice President and Assistant Secretary	Since Inception	Mr. Shaiman is a Managing Director of GSO. Mr. Shaiman joined GSO from Royal Bank of Canada in July 2005 where he was a Managing Partner and Head of Portfolio Management and Credit Research in the Debt Investments group.	3
Marisa J. Beeney Birth year: 1970	Chief Compliance Officer, Chief Legal Officer and Secretary	Since Inception	Ms. Beeney is a Managing Director, Chief Legal Officer and Chief Compliance Officer of GSO. From March 2007 to December 2008, she served as Counsel and Director of GSO. Prior to that time she was with the finance group of DLA Piper since 2005.	3
Jane Lee Birth Year: 1972	Public relations Officer	Since Inception	Ms. Lee is a Managing Director with GSO. Ms. Lee joined GSO from Royal Bank of Canada in July 2005, where she was most recently a partner in the Debt Investments Group and was responsible for origination of new CLO transactions and investor relations.	3

        The Fund's officers do not receive compensation from the Fund, but are reimbursed for all out-of-pocket expenses relating to attendance at meetings of the board of trustees.

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 The Adviser

        The Fund retains GSO / Blackstone Debt Funds Management LLC to act as its investment manager. The Adviser, a wholly-owned subsidiary of GSO, is a registered investment adviser and the credit platform of Blackstone. Blackstone is a leading global alternative manager and provider of financial advisory services with its headquarters in New York and offices in Atlanta, Beijing, Boston, Chicago, Dallas, Dubai, Düsseldorf, Hong Kong, Houston, Istanbul, London, Los Angeles, Menlo Park, Mumbai, Paris, San Francisco, Santa Monica, Seoul, Shanghai, Singapore, Sydney and Tokyo, was founded in 1985. The investment advisory agreement between the Adviser and the Fund provides that the Adviser will manage the operations of the Fund, subject to the supervision, direction and approval of the Fund's board of trustees and the objectives and policies stated in the prospectus and this Statement of Additional Information.

        Pursuant to the investment advisory agreement, the Adviser manages the Fund's investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund's officers and trustees regularly. The Adviser or its parent also provides the office space, facilities, equipment and personnel necessary to perform the following services for the Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including coordination of functions of the transfer agent, custodian, accountants, counsel and other parties performing services or operational functions for the Fund; and certain administrative and clerical services, including certain accounting services and maintenance of certain books and records.

        The investment advisory agreement between the Fund and the Adviser was approved by the Fund's board of trustees, including a majority of the trustees who are not parties to the agreement or "interested persons" (as such term is defined in the Investment Company Act) of any such party (in such capacity, the "independent trustees"), in principle at an "in person" meeting held on                   , 2012. The agreement was approved by the sole common shareholder of the Fund on                  , 2012.

        The investment advisory agreement provides for the Fund to pay a management fee at an annual rate equal to        % of the average daily value of the Fund's Managed Assets. The term "Managed Assets" means net assets plus any borrowings for investment purposes, including effective leverage and traditional leverage.

        The investment advisory agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Fund's board of trustees or the vote of a majority of the outstanding securities entitled to vote (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated at any time, without the payment of any penalty, by the Fund (upon the vote of a majority of the Fund's board of trustees or a majority of the outstanding securities entitled to vote) or by the Adviser, upon not more than 60 nor less than 30 days' written notice by either party to the other which can be waived by the non-terminating party. The agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

        The investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable to the Fund or any of the Fund's shareholders for any act or omission by the Adviser in the supervision or management of its respective investment activities or for any loss sustained by the Fund or the Fund's shareholders and provides for indemnification by the Fund of the Adviser, its trustees, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Fund, subject to certain limitations and conditions.

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        Although the professional staff of the Adviser will devote as much time to the management of the Fund as the Adviser deems appropriate to perform its duties in accordance with the investment advisory agreement and in accordance with reasonable commercial standards, the professional staff of the Adviser may have conflicts in allocating its time and services among the Fund and the Adviser's other investment vehicles and accounts. The Adviser has informed the board of trustees that the services of the Adviser are not exclusive, and the Adviser provides similar services to other investment companies and other clients and may engage in other activities.

        A discussion regarding the basis for the approval of the investment advisory agreement by the board of trustees will be available in the Fund's first report to shareholders.

Administrator

        ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as administrator to the Fund. Under the Administration Agreement, ALPS maintains the Fund's general ledger and is responsible for calculating the net asset value of the Common Shares, and generally managing the administrative affairs of the Fund. ALPS is entitled to receive a monthly fee at the annual rate of        % of the Fund's average daily Managed Assets, subject to a minimum annual fee of $            , plus out-of-pocket expenses.

Portfolio Managers

        Unless otherwise indicated, the information below is provided as of the date of this Statement of Additional Information.

        The table below identifies the number of accounts (other than the Fund) for which the Fund's portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated as of                                    .

        As of                  , Daniel H. Smith, Jr. managed, or was a member of the management team for, the following client accounts:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	—	—	—	—
Pooled Investment Vehicles Other Than Registered Investment Companies	—	—	—	—
Other Accounts	—	—	—	—

        As of                  , Lee M. Shaiman managed, or was a member of the management team for, the following client accounts:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	—	—	—	—
Pooled Investment Vehicles Other Than Registered Investment Companies	—	—	—	—
Other Accounts	—	—	—	—

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        As of                  , James Didden managed, or was a member of the management team for, the following client accounts:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	—	—	—	—
Pooled Investment Vehicles Other Than Registered Investment Companies	—	—	—	—
Other Accounts	—	—	—	—

        As of                  , Robert Zable managed, or was a member of the management team for, the following client accounts:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	—	—	—	—
Pooled Investment Vehicles Other Than Registered Investment Companies	—	—	—	—
Other Accounts	—	—	—	—

Portfolio Manager Compensation

        The Adviser's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary and a discretionary bonus.

        Base Compensation.    Generally, portfolio managers receive base compensation and employee benefits based on their individual seniority and/or their position with the firm.

        Discretionary Compensation.    In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation is based on individual seniority, contributions to the Adviser and performance of the client assets that the portfolio manager has primary responsibility for. These compensation guidelines are structured to closely align the interests of employees with those of the Adviser and its clients.

Securities Ownership of Portfolio Managers

        The Fund is a newly-organized investment company. Accordingly, as of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any securities issued by the Fund.

Potential Conflicts of Interest

        The portfolio managers have interests which may conflict with the interests of the Fund. There is no guarantee that the policies and procedures adopted by the Adviser and the Fund will be able to identify or mitigate these conflicts of interest. Some examples of material conflicts of interest include:

        Broad and Wide-Ranging Activities.    The portfolio managers, the Adviser, Blackstone and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio managers, the Adviser, Blackstone and their affiliates may engage in activities where the interests of certain divisions of the Adviser, Blackstone and its affiliates or the interests of their clients may conflict with the interests of the shareholders of the Fund.

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        Allocation of Investment Opportunities.    Certain inherent conflicts of interest arise from the fact that the portfolio managers, the Adviser, Blackstone and their affiliates provide investment management services both to the Fund and other clients, including, other funds, as well as, client accounts, proprietary accounts and any other investment vehicles that the Adviser and its affiliates may establish from time to time managed by the Adviser and its affiliates in which the Fund will not have an interest (such other clients, funds and accounts, collectively the "Other Adviser Accounts"). In addition, Blackstone and its affiliates provide investment management services to other clients, including other funds, and any other investment vehicles that Blackstone or any of its affiliates may establish from time to time (the "Other Blackstone Funds"), client accounts, and proprietary accounts in which the Fund will not have an interest (such other clients, funds and accounts, collectively the "Other Blackstone Accounts" and together with the Other Adviser Accounts, the "Other Accounts"). The respective investment programs of the Fund and the Other Accounts may or may not be substantially similar. The portfolio managers, the Adviser, Blackstone and their affiliates may give advice and recommend securities to Other Accounts which may differ from advice given to, or securities recommended or bought for, the Fund, even though their investment objectives may be the same or similar to those of the Fund.

        While the Adviser will seek to manage potential conflicts of interest in good faith, the portfolio strategies employed by the portfolio managers, the Adviser and Blackstone in managing their respective Other Accounts could conflict with the transactions and strategies employed by the portfolio managers in managing the Fund and may affect the prices and availability of the securities and instruments in which the Fund invests. Conversely, participation in specific investment opportunities may be appropriate, at times, for both the Fund and Other Accounts. It is the policy of the Adviser to generally share appropriate investment opportunities (and sale opportunities) with the Other Accounts as permitted by the Investment Company Act and interpretive guidance from the staff of the SEC. In general and except as provided below, this means that such opportunities will be allocated pro rata among the Fund and the Other Accounts based on available capacity for such investment in each fund, taking into account available cash and the relative capital of the respective funds. Nevertheless, investment and/or opportunities may be allocated other than on a pro rata basis, if the Adviser deems in good faith that a different allocation among the Fund and the Other Accounts is appropriate, taking into account, among other considerations (a) risk-return profile of the proposed investment; (b) the Fund's or the Other Accounts' objectives, whether such objectives are considered solely in light of the specific investment under consideration or in the context of the portfolio's overall holdings; (c) the potential for the proposed investment to create an imbalance in the Fund's and the Other Accounts' portfolios; (d) liquidity requirements of the Fund and Other Accounts; (e) tax consequences; (f) regulatory restrictions; (g) the need to re-size risk in the Fund's or Other Accounts' portfolios; (h) redemption/withdrawal requests from Other Accounts and anticipated future contributions into the Fund and Other Accounts; and (i) proximity of an Other Account to the end of its specified term/commitment period.

        Orders may be combined for all such accounts, and if any order is not filled at the same price, they may be allocated on an average price basis. Similarly, if an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis which the Adviser or its affiliates consider equitable. From time to time, the Fund and the Other Adviser Accounts may make investments at different levels of an issuer's capital structure or otherwise in different classes of an issuer's securities. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. While these conflicts cannot be eliminated, the Adviser, when practicable, will cause the Fund and the Other Adviser Accounts to hold investments in the same levels of an issuer's capital structure in the same proportion at each level; provided, however, that neither the Fund nor any Other Adviser Account will be required to hold an investment if holding such investment would result in a violation of the provisions of the organizational

19

documents of the Fund or the Other Adviser Account, as applicable, or constitute a breach of, or default or debt repayment event with respect to, any credit facility or other debt instrument or obligation.

        Allocation of Personnel.    Although the professional staff of the Adviser will devote as much time to the management of the Fund as the Adviser deems appropriate to perform its duties in accordance with the investment advisory agreement and in accordance with reasonable commercial standards, the professional staff of the Adviser may have conflicts in allocating its time and services among the Fund and the Adviser's other investment vehicles and accounts. The Adviser and its affiliates are not restricted from forming additional investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the Fund and/or may involve substantial time and resources of the Adviser and its professional staff. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser and their officers and employees will not be devoted exclusively to the business of the Fund but will be allocated between the business of the Fund and the management of the monies of other clients of the Adviser.

        Pursuit of Differing Strategies.    At times, the portfolio managers may determine that an investment opportunity may be appropriate for only some of the accounts, clients, entities, funds and/or investment companies for which he or she exercises investment responsibility, or may decide that certain of the accounts, clients, entities, funds and/or investment companies should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more accounts, clients, entities, funds and/or investment companies which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts, clients, entities, funds and/or investment companies. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.

        Investment Banking, Advisory and Other Relationships.    As part of its regular business, Blackstone provides a broad range of investment banking, advisory, and other services. In the regular course of its investment banking and advisory businesses, Blackstone represents potential purchasers, sellers and other involved parties, including corporations, financial buyers, management, shareholders and institutions, with respect to transactions that could give rise to investments that are suitable for the Fund. In such a case, a Blackstone client would typically require Blackstone to act exclusively on its behalf, thereby precluding the Fund from participating in such transactions. Blackstone will be under no obligation to decline any such engagements in order to make an investment opportunity available to the Fund. In connection with its investment banking, advisory and other businesses, Blackstone may come into possession of information that limits its ability to engage in potential transactions. The Fund's activities may be constrained as a result of the inability of Blackstone personnel to use such information. For example, employees of Blackstone may be prohibited by law or contract from sharing information with members of the Fund's investment team. Additionally, there may be circumstances in which one or more of certain individuals associated with Blackstone will be precluded from providing services related to the Fund's activities because of certain confidential information available to those individuals or to other parts of Blackstone. In certain sell-side and fundraising assignments, the seller may permit the Fund to act as a participant in such transaction, which would raise certain conflicts of interest inherent in such a situation (including as to the negotiation of the purchase price). Blackstone has long-term relationships with a significant number of corporations and their senior management. In determining whether to invest in a particular transaction on behalf of the Fund, the Adviser and portfolio managers will consider those relationships, which may result in certain transactions that the Adviser and portfolio managers will not undertake on behalf of the Fund in view of such relationships.

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        Service Providers.    The Fund's service providers (including lenders, brokers, attorneys, and investment banking firms) may be sources of investment opportunities and counterparties therein. This may influence the Adviser in deciding whether to select such a service provider. Notwithstanding the foregoing, investment transactions for the Fund that require the use of a service provider, will generally be allocated to service providers on the basis of best execution (and possibly to a lesser extent in consideration of such service provider's provision of certain investment-related services that the Adviser believes to be of benefit to the Fund or other GSO accounts).

        Variation in Financial and Other Benefits.    A conflict of interest arises where the financial or other benefits available to portfolio managers differ among the accounts, clients, entities, funds and/or investment companies that he or she manages. If the amount or structure of the management fee and/or a portfolio manager's compensation differs among accounts, clients, entities, funds and/or investment companies (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain accounts, clients, entities, funds and/or investment companies over others. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those accounts, clients, entities, funds and/or investment companies that could most significantly benefit the portfolio manager. A portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts, clients, entities, funds and/or investment companies. Also, the desire of a portfolio manager or the Adviser to increase assets under management could influence the portfolio manager to keep a fund open for new investors without regard to potential benefits of closing the fund to new investors. Additionally, the portfolio manager might be motivated to favor accounts, clients, entities, funds and/or investment companies in which he or she has an ownership interest or in which the investment manager and/or its affiliates have ownership interests. Conversely, if a portfolio manager does not personally hold an investment in the fund, the portfolio manager's conflicts of interest with respect to the Fund may be more acute.

        Material, Non-Public Information.    The Adviser or certain of its affiliates may come into possession of material non-public information with respect to an issuer. Should this occur, the Adviser would be restricted from buying or selling securities, derivatives or loans of the issuer on behalf of the Fund until such time as the information became public or was no longer deemed material to preclude the Fund from participating in an investment. Disclosure of such information to the personnel responsible for the affairs of the Fund will be on a need-to-know basis only, and the Fund may not be free to act upon any such information. Due to these restrictions, the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold.

        Possible Future Activities.    The Adviser and its affiliates may expand the range of services that it provides over time. Except as provided herein, the Adviser and its affiliates will not be restricted in the scope of its business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. The Adviser and its affiliates have, and will continue to develop, relationships with a significant number of companies, financial sponsors and their senior managers, including relationships with clients who may hold or may have held investments similar to those intended to be made by the Fund. These clients may themselves represent appropriate investment opportunities for the Fund or may compete with the Fund for investment opportunities.

        Other Affiliate Transactions.    The Fund may acquire a debt security from an issuer in which a separate equity or junior debt investment has been made by other GSO or Blackstone affiliates. When making such investments, the Fund and other GSO or Blackstone affiliates may have conflicting

21

interests. For example, conflicts could arise where the Fund becomes a lender to a company when an affiliate of the Adviser owns equity securities of such a company. In this circumstance, for example, if such company goes into bankruptcy, becomes insolvent or is otherwise unable to meet its payment obligations or comply with its debt covenants, conflicts of interest could arise between the holders of different types of securities as to what actions the company should take. There can be no assurance that the return on the Fund's investment will be equivalent to or better than the returns obtained by the other affiliates.

        Further conflicts could arise once the Fund and other affiliates have made their respective investments. For example, if a company goes into bankruptcy or reorganization, becomes insolvent or otherwise experiences financial distress or is unable to meet its payment obligations or comply with covenants relating to securities held by the Fund or by the other affiliates, such other affiliates may have an interest that conflicts with the interests of the Fund. If additional financing is necessary as a result of financial or other difficulties, it may not be in the best interests of the Fund to provide such additional financing. If the other affiliates were to lose their respective investments as a result of such difficulties, the ability of the Adviser to recommend actions in the best interests of the Fund might be impaired.

        In addition, the Investment Company Act limits the Fund's ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of a private equity fund managed by Blackstone, GSO or one or more of the Blackstone / GSO Related Parties. However, the Fund may under certain circumstances purchase any such portfolio company's securities in the secondary market, which could create a conflict for the Adviser between its interests in the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired. The Investment Company Act also prohibits certain "joint" transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.

        Representing Creditors and Debtors.    Blackstone and its affiliates may represent creditors or debtors in proceedings under Chapter 11 of the Bankruptcy Code or prior to such filings. From time to time, the Adviser, Blackstone and their affiliates may serve as advisor to creditor or equity committees. This involvement, for which the Adviser, Blackstone and their affiliates may be compensated, may limit or preclude the flexibility that the Fund may otherwise have to participate in restructurings.

        The Adviser and the portfolio managers may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a Fund and the other accounts listed above.

        Restrictions Arising under the Securities Laws.    The activities of Blackstone and GSO (including, without limitation, the holding of securities positions or having one of its employees on the board of directors of a company) could result in securities law restrictions on transactions in securities held by the Fund, affect the prices of such securities or the ability of such entities to purchase, retain or dispose of such investments, or otherwise create conflicts of interest, any of which could have an adverse impact on the performance of the Fund and thus the return to the shareholders.

        Additional Potential Conflicts.    The officers, directors, members, managers, and employees of the Adviser may trade in securities for their own accounts, subject to restrictions and reporting requirements as may be required by law or otherwise determined from time to time by the Adviser.

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 Proxy Voting Policies

        The board of trustees of the Fund has delegated the voting of proxies for Fund securities to the Adviser pursuant to the Adviser's proxy voting guidelines. Under these guidelines, the Adviser will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. A copy of the Adviser's proxy voting policy is attached as Appendix B to this Statement of Additional Information.

        Information on how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling (877) 876-1121, or on the Securities and Exchange Commission's website at http://www.sec.gov.

Codes of Ethics

        The Fund and the Adviser have adopted codes of ethics pursuant to Rule 17j-1 under the Investment Company Act. These codes govern personal trading by Fund and Adviser personnel. Among other requirements, the codes require certain persons to report certain of their personal securities transactions and holdings (in reportable securities) to the Adviser or Fund, and the Adviser and Fund are required to review such reports. The Fund's code permits the Fund's personnel to trade in securities, but prohibits insider trading and trades knowingly made within certain time frames of trades made by the Fund in the same securities. The Adviser's code permits the Adviser's personnel to trade in securities, but not to trade in securities in which the Fund invests. These codes can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. These codes of ethics are available on the EDGAR Database on the SEC's Web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

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 PORTFOLIO TRANSACTIONS AND BROKERAGE

        The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. With respect to fixed income instruments and other types of securities, the Fund may (i) purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid, (ii) purchase securities in the over-the-counter market from an underwriter or dealer serving as market maker for the securities, in which case the price includes a fixed amount of compensation to the underwriter or dealer, and (iii) purchase and sell listed securities on an exchange, which are effected through brokers who charge a commission for their services. Affiliates of the Adviser may participate in the primary and secondary market for fixed income instruments. Because of certain limitations imposed by the Investment Company Act, this may restrict the Fund's ability to acquire some fixed income instruments. The Adviser does not believe that this will have a material effect on the Fund's ability to acquire fixed income instruments consistent with its investment policies. Sales to dealers are effected at bid prices.

        Payments of commissions to brokers who are affiliated persons of the Fund (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the Investment Company Act.

        Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

        The Adviser is responsible for placing portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There may be instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services.

        A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determine in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term. The advisory fees that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent that portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out their obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staffs. Commission rates for brokerage transactions on foreign stock exchanges are generally fixed.

        One or more of the other accounts that the Adviser manages may own from time to time some of the same investments as the Fund. Investment decisions for the Fund are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis, usually on a pro rata basis, by the Adviser in its discretion in accordance with the accounts' various investment

24

objectives. Such allocations are based upon the written procedures of the Adviser, which have been reviewed and approved by the board of trustees. In some cases, this system may adversely affect the price or size of the position obtainable for the Fund. In other cases, however, the ability of the Fund to participate in volume transactions may produce better execution for the Fund. It is the opinion of the Fund's board of trustees that this advantage, when combined with the other benefits available due to the Adviser's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

        While the annual portfolio turnover rate is not expected to exceed 100% in normal circumstances, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower than expected. Higher portfolio turnover results in increased Fund costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.

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 DESCRIPTION OF SHARES

Common Shares

        The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares. The prospectus contains a detailed discussion of the Common Shares.

Preferred Shares

        The Agreement and Declaration of Trust provides that the Fund's board of trustees may authorize and issue Preferred Shares with rights as determined by the board of trustees, by action of the board of trustees without the approval of the holders of the Common Shares. Holders of Common Shares have no preemptive right to purchase any Preferred Shares that might be issued. As required by the Investment Company Act, whenever Preferred Shares are outstanding, the holders of Common Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met.

Other Shares

        The board of trustees (subject to the Investment Company Act and the terms of the Fund's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either Common Shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the board of trustees see fit. The Fund currently does not expect to issue any other classes of shares, or series of shares, except for the Common Shares and Preferred Shares, if any.

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 REPURCHASE OF COMMON SHARES

        The Fund is a closed-end management investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

        Notwithstanding the foregoing, at any time when Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

        Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's board of trustees would have to comply with the Exchange Act, the Investment Company Act and the rules and regulations thereunder.

        Although the decision to take action in response to a discount from net asset value will be made by the board of trustees at the time it considers such issue, it is the board's present policy, which may be changed by the board of trustees, not to authorize repurchases of Common Shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund), or as a registered closed-end investment company under the Investment Company Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, excluding the current hostilities in Iraq, Afghanistan and Pakistan, to the extent these hostilities do not materially escalate, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The board of trustees may in the future modify these conditions in light of experience.

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        The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

        In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

        Before deciding whether to take any action if the Common Shares trade below net asset value, the Fund's board of trustees will consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the board of trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

28

 TAX MATTERS

        Set forth below is a discussion of the material U.S. federal income tax aspects concerning the Fund and the purchase, ownership and disposition of Common Shares. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion applies only to U.S. shareholders that hold Common Shares as a capital asset. A U.S. shareholder is an individual who is a citizen or resident of the United States, a U.S. corporation, or any estate or trust the income of which is subject to U.S. federal income tax regardless of its source. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, or differing interpretations (possibly with retroactive effect). This discussion does not represent a detailed description of the U.S. federal income tax consequences relevant to special classes of taxpayers including, without limitation, financial institutions, insurance companies, investors in pass-through entities, U.S. shareholders whose "functional currency" is not the U.S. dollar, tax-exempt organizations, dealers in securities or currencies, traders in securities or commodities that elect mark to market treatment, or persons that will hold Common Shares as a position in a "straddle," "hedge" or as part of a "constructive sale" for U.S. federal income tax purposes. In addition, this discussion does not address the application of the U.S. federal alternative minimum tax. Prospective investors should consult their tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of Common Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Taxation of the Fund

        The Fund intends to elect to be treated and to qualify annually as a regulated investment company ("RIC") under Subchapter M of the Code.

        To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a "Qualified Publicly Traded Partnership"); and (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is represented by the securities (other than U.S. government securities or the securities of other RICs) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (III) any one or more Qualified Publicly Traded Partnerships.

        As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income and its net tax-exempt income for such taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.

29

        Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% U.S. federal excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. For these purposes, the Fund will be deemed to have distributed any income or gains on which it paid U.S. federal income tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the foregoing distribution requirement.

        A distribution will be treated as paid on December 31 of any calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

        If the Fund failed to qualify as a RIC or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income (including distributions of net capital gain), even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of individual and other noncorporate shareholders in taxable years beginning on or before December 31, 2012 and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

Distributions

        Distributions to shareholders by the Fund of ordinary income (including "market discount" realized by the Fund on the sale of debt securities), and of net short-term capital gains, if any, realized by the Fund will generally be taxable to shareholders as ordinary income to the extent that such distributions are paid out of the Fund's current or accumulated earnings and profits. Distributions, if any, of net capital gains will be taxable as long-term capital gains, regardless of the length of time the shareholder has owned shares of the Fund. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) will be treated by a shareholder as a return of capital which will be applied against and reduce the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions paid by the Fund generally will not be eligible for the dividends received deduction allowed to corporations or for the reduced rates applicable to certain qualified dividend income received by non-corporate shareholders before January 1, 2013.

        Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund pursuant to the DRIP. Shareholders receiving distributions in the form of additional shares of the Fund will be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash, unless the Fund issues additional Common Shares with a fair market value equal to or greater than net asset value, in which case, shareholders will be treated as receiving a distribution in the amount of the fair market value of the distributed shares.

30

        The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders, who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

        The Internal Revenue Service currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income and capital gains) based upon the percentage of total dividends paid to each class for the tax year. Accordingly, if the Fund issues Preferred Shares, the Fund intends to allocate capital gain dividends, if any, between its Common Shares and Preferred Shares in proportion to the total dividends paid to each class with respect to such tax year.

        Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional Common Shares will receive a report as to the net asset value of those Common Shares.

Sale or Exchange of Common Shares

        Upon the sale or other disposition of Common Shares, a shareholder will generally realize a capital gain or loss in an amount equal to the difference between the amount realized and the shareholder's adjusted tax basis in the shares sold. Such gain or loss will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. For non-corporate taxpayers, long-term capital gains are currently eligible for reduced rates of taxation.

        No loss will be allowed on the sale or other disposition of shares if the owner acquires (including pursuant to the DRIP) or enters into a contract or option to acquire securities that are substantially identical to such shares within 30 days before or after the disposition. In such a case, the basis of the securities acquired will be adjusted to reflect the disallowed loss. Losses realized by a shareholder on the sale or exchange of shares held for six months or less are treated as long-term capital losses to the extent of any distribution of long-term capital gain received (or amounts designated as undistributed capital gains) with respect to such shares.

        Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Internal Revenue Service Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Nature of Fund's Investments

        Certain of the Fund's hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain

31

without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income under the RIC rules. These rules could therefore affect the character, amount and timing of distributions to shareholders and the Fund's status as a RIC. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Below Investment Grade Instruments

        The Fund will invest a substantial portion of its Managed Assets in below investment grade (high yield) instruments, commonly known as "high yield" or "junk" instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in order to seek to preserve its status as a RIC and distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Original Issue Discount Securities

        Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year during which the Fund holds the securities, even if the Fund receives no cash interest payments. Original issue discount is included in determining the amount of income which the Fund must distribute to maintain its qualification for the favorable U.S. federal income tax treatment generally accorded to RICs and to avoid the payment of U.S. federal income tax and the nondeductible 4% U.S. federal excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Market Discount Securities

        Gain derived by the Fund from the disposition of any securities with market discount (i.e., an amount generally equal to the excess of the stated redemption price (or, in the case of an original issue discount obligation, revised issue price) of the security over the basis of such security immediately after it was acquired) will be taxed as ordinary income to the extent of the accrued market discount, unless the Fund makes an election to accrue market discount on a current basis. If this election is not made, all or a portion of any deduction for interest expense incurred to purchase or carry a market discount security may be deferred until the Fund sells or otherwise disposes of such security.

Currency Fluctuations

        Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

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 Foreign Taxes

        The Fund's investment in Foreign securities may be subject to non-U.S. withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund.

Preferred Shares or Borrowings

        If the Fund utilizes leverage through the issuance of Preferred Shares or borrowing, it may be restricted by certain covenants with respect to the declaration of, and payment of dividends on Common Shares in certain circumstances. Limits on the Fund's payments of dividends on Common Shares may prevent the Fund from meeting the distribution requirements described above, and may, therefore, jeopardize the Fund's qualification for taxation as a RIC and possibly subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

Backup Withholding

        The Fund may be required to withhold from all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the required information is timely furnished to the Internal Revenue Service.

Foreign Shareholders

        U.S. taxation of a shareholder who is a nonresident alien individual, a foreign trust or estate or a foreign corporation, as defined for U.S. federal income tax purposes (a "foreign shareholder"), depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

        If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Under current law, this withholding tax will apply even to the extent that the dividends paid are out of "portfolio interest" income or short-term capital gains that would not have been subject to such withholding tax had they been received directly by the foreign shareholder. For dividends paid by regulated investment companies in taxable years beginning before January 1, 2012, such "interest-related dividends" and "short-term capital gain dividends" that satisfied certain requirements were exempt from the withholding tax. There can be no assurance as to whether or not this exemption will be extended to future taxable years. A foreign shareholder whose income from the Fund is not "effectively connected" with a U.S. trade or business would generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund. However, a foreign shareholder who is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements will nevertheless be subject to a U.S. tax of 30% on such capital gain dividends, undistributed capital gains and sale or exchange gains.

        If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income, any capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains and any

33

gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

        The Fund may be required to withhold from distributions that are otherwise exempt from U.S. federal withholding tax (or taxable at a reduced treaty rate) unless the foreign shareholder certifies his or her foreign status under penalties of perjury or otherwise establishes an exemption.

        The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Additional Withholding Requirements

        Under recently enacted legislation, the relevant withholding agent may be required to withhold 30% of any dividends paid after December 31, 2013, and the proceeds of a sale of our Common Shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements.

Other Taxation

        Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        A control person is a person who beneficially owns more than 25% of the voting securities of a company. The Adviser has made an initial investment in the Fund and is the sole shareholder of the Fund, and therefore a control person. However, it is anticipated that the Adviser will no longer be a control person once the offering is completed.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

        The financial statement included in this Statement of Additional Information has been audited by            , an independent registered public accounting firm, as stated in their report appearing herein. Such financial statement is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

CUSTODIAN AND TRANSFER AGENT

        The custodian of the assets of the Fund will be                located at                        .                         located at                        , will serve as the Fund's transfer agent and dividend paying agent with respect to the Common Shares.

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 ADDITIONAL INFORMATION

        A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, such as the exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

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 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(To Come)

36

 FINANCIAL STATEMENTS

(To Come)

37

 APPENDIX A
DESCRIPTION OF S&P, MOODY'S AND FITCH RATINGS(1)

        Standard & Poor's Corporation—A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

ISSUE CREDIT RATING DEFINITIONS

        A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

        Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long Term Issue Credit Ratings

        Issue credit ratings are based, in varying degrees, on the following considerations:

  •
  Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  •
  Nature of and provisions of the obligation;

  •
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

        Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

(1)
The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund's fiscal year end.

"AAA"	An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
"AA"	An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
"A"

An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB"

An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC," and "C"

Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB"

An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B"

An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC"

An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC"	An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C"

A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

"D"

An obligation rated"D" is in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to "D" upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

PLUS (+) OR MINUS (-)	The ratings from 'AA to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
"N.R."

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings
"A-1"

A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2"

A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3"

A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B"

A short-term obligation rated "B" is regarded as having significant speculative characteristics. Ratings of "B-1", "B-2", and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B-1"

A short-term obligation rated "B-1" is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"B-2"

A short-term obligation rated "B-2" is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"B-3"

A short-term obligation rated "B-3" is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

"C"

A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

"D"

A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Active Qualifiers (Currently applied and/or outstanding)
"i"

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The T subscript indicates that the rating addresses the interest portion of the obligation only. The T subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

"L"	Ratings qualified with "L" apply only to amounts invested up to federal deposit insurance limits.

"P"

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the T subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

"pi"

Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

"pr"

The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

"preliminary"	Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation. Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies. The final rating may differ from the preliminary rating.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon reorganization or emergence from bankruptcy, based on late-stage reorganization plans, documentation and discussions with the obligor. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s). The final rating may differ from the preliminary rating as a result of changes in the reorganization plan or other developments. Standard & Poor's reserves the right not to issue a final rating.

"t"

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited	Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.
Inactive Qualifiers (No longer applied or outstanding)
"*"

This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

"c"

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

"q"	A "q" subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
"r"

The "r" modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an "r" modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the "r" modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

        Moody's Investors Service, Inc.—A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG TERM OBLIGATION RATINGS

        Moody's long-term obligation ratings are opinions of the relative credit risk of a fixed income obligation with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

 Long-Term Rating Definitions:

"Aaa"	Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.
"Aa"	Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.
"A"	Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.
"Baa"	Obligations rated "Baa" are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
"Ba"	Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.
"B"	Obligations rated "B" are considered speculative and are subject to high credit risk.
"Caa"	Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.
"Ca"	Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
"C"	Obligations rated "C" are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

        Note:    Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MEDIUM TERM NOTE RATINGS

        Moody's assigns long-term ratings to individual debt securities issued from medium term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics of listed below:

  •
  Notes containing features that link interest or principal to the credit performance of any third party or parties (i.e., credit-linked notes);

  •
  Notes allowing for negative coupons, or negative principal;

  •
  Notes containing any provision that could obligate the investor to make any additional payments;

  •
  Notes containing provisions that subordinate the claim.

        For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

        For credit-linked securities, Moody's policy is to "look through" to the credit risk of the underlying obligor. Moody's policy with respect to non-credit linked obligations is to rate the issuer's ability to meet the contract as stated, regardless of potential losses to investors as a result of non-credit developments. In other words, as long as the obligation has debt standing in the event of bankruptcy, we will assign the appropriate debt class level rating to the instrument.

        Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Short Term Rating Definitions:

        Moody's short term ratings are opinions of the ability of issuers to honor short term financial obligations. Ratings may be assigned to issuers, short term programs or to individual short term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

        Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

"P-1"	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
"P-2"	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
"P-3"	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
"NP"	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

        Note:    Canadian issuers rated P-1 or P-2 have their short term ratings enhanced by the senior most long-term rating of the issuer, its guarantor or support provider.

        Fitch IBCA, Inc.—A brief description of the applicable Fitch IBCA, Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

INTERNATIONAL ISSUER AND CREDIT RATING SCALES

        The Primary Credit Rating Scales (those featuring the symbols AAA'-'D' and 'Fi'-'D') are used for debt and financial strength ratings. The below section describes their use for issuers and obligations in corporate, public and structured finance debt markets.

Long-Term Ratings Scales—Issuer Credit Ratings Scales

        Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

        In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

"AAA"	Highest credit quality. "AAA" ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
"AA"
Very high credit quality. "AA" ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
"A"
High credit quality. "A" ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
"BBB"
Good credit quality. "BBB" ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.
"BB"	Speculative. "BB" ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.
"B"
Highly speculative. "B" ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
"CCC"	Substantial credit risk. Default is a real possibility.
"CC"	Very high levels of credit risk. Default of some kind appears probable.
"C"	Exceptionally high levels of credit risk. Default is imminent or inevitable.
"RD"
Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a coercive debt exchange on one or more material financial obligations.
"D"	Default. "D" ratings indicate a default. Default generally is defined as one of the following:

•

failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•

the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•

the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

        Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

        "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

        In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

        Note:    The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA Long-Term IDR category, or to Long-Term IDR categories below

Limitations of the Issuer Credit Rating Scale:

        Specific limitations relevant to the issuer credit rating scale include:

  •
  The ratings do not predict a specific percentage of default likelihood over any given time period.

  •
  The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

  •
  The ratings do not opine on the liquidity of the issuer's securities or stock.

  •
  The ratings do not opine on the possible loss severity on an obligation should an issuer default.

  •
  The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

  •
  The ratings do not opine on any quality related to an issuer's business, operational or financial profile other than the agency's opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience. Readers are requested to review the section Understanding Credit Ratings—Limitations and Usage for further information on the limitations of the agency's ratings.

Short-Term Ratings—Short-Term Ratings Assigned to
Obligations in Corporate, Public and Structured Finance

        A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

"F1"	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
"F2"	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
"F3"	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
"B"	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
"C"	High short-term default risk. Default is a real possibility.
"RD"	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
"D"	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale:

        Specific limitations relevant to the Short-Term Ratings scale include:

  •
  The ratings do not predict a specific percentage of default likelihood over any given time period.

  •
  The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

  •
  The ratings do not opine on the liquidity of the issuer's securities or stock.

  •
  The ratings do not opine on the possible loss severity on an obligation should an obligation default.

  •
  The ratings do not opine on any quality related to an issuer or transaction's profile other than the agency's opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience. Readers are requested to review the section Understanding Credit Ratings—Limitations and Usage for further information on the limitations of the agency's ratings.

 APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES

Introduction

        As an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), GSO / Blackstone Debt Funds Management LLC (the "Adviser") has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. Rule 206(4)-6 under the Advisers Act places specific requirements on registered investment advisers with proxy voting authority.

Proxy Policies

        Due to the nature of the Fund's investment strategy, equity securities will generally not be a large portion of the investments of the Fund. Nevertheless, the Adviser's policies and procedures are reasonably designed to ensure that the Adviser votes proxies in the best interest of the Fund and addresses how it will resolve any conflict of interest that may arise when voting proxies and, in so doing, to maximize the value of the investments made by the Fund, taking into consideration the Fund's investment horizons and other relevant factors. It will review on a case-by-case basis each proposal submitted for a shareholder vote to determine its impact on the portfolio securities held by its clients. Although the Adviser will generally vote against proposals that may have a negative impact on its clients' portfolio securities, it may vote for such a proposal if there exists compelling long-term reasons to do so.

        Decisions on how to vote a proxy generally are made by the Adviser. The investment committee and the members of the investment team covering the applicable security often have the most intimate knowledge of both a company's operations and the potential impact of a proxy vote's outcome. Decisions are based on a number of factors which may vary depending on a proxy's subject matter, but are guided by the general policies described in the proxy policy. In addition, the Adviser may determine not to vote a proxy after consideration of the vote's expected benefit to clients and the cost of voting the proxy. To ensure that its vote is not the product of a conflict of interest, the Adviser will require the members of the investment committee to disclose any personal conflicts of interest they may have with respect to overseeing a Fund's investment in a particular company.

Proxy Voting Records

        You may obtain information, without charge, regarding how we voted proxies with respect to our portfolio securities by making a written request for proxy voting information to: Chief Compliance Officer, GSO / Blackstone Debt Funds Management LLC, 345 Park Avenue, 31st Floor, New York, NY 10154.

B-1

Blackstone / GSO Sort Duration High Yield Fund

Common Shares

STATEMENT OF ADDITIONAL INFORMATION

, 2012

 PART C

OTHER INFORMATION

Item 25.    Financial Statements and Exhibits

Financial Statements

Part A None
Part B Statements of Assets and Liabilities(2)

Exhibits
(a	)(1)	Declaration of Trust, dated March 5, 2012(1)

(a	)(2)	Amended and Restated Agreement and Declaration of Trust, dated , 2012(2)

(b	)	By-Laws(2)

(c	)	Not Applicable

(d	)	Articles V and VIII of Registrant's Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference

(e	)	Form of Dividend Reinvestment Plan(2)

(g	)	Form of Investment Advisory Agreement between the Registrant and the Adviser(2)

(h	)(1)	Form of Underwriting Agreement(2)

(h	)(2)	Form of Master Agreement Among Underwriters(2)

(h	)(3)	Form of Master Selected Dealers Agreement(2)

(i	)	Not Applicable

(j	)	Form of Custody Agreement(2)

(k	)(1)	Form of Service Agreement for Transfer Agent Services(2)

(k	)(2)	Form of Administration, Bookkeeping and Pricing Services Agreement(2)

(l	)	Opinion and Consent of Delaware Counsel(2)

(m	)	Not Applicable

(n	)	Consent of Independent Registered Public Accounting Firm(2)

(o	)	Not Applicable

(p	)	Form of Subscription Agreement(2)

(q	)	Not Applicable

(r	)(1)	Code of Ethics of the Fund (Employees)(2)

(r	)(2)	Code of Ethics of the Fund (Independent Trustees)(2)

(r	)(3)	Code of Ethics of the Adviser(2)

(s	)	Power of Attorney(2)

(1)
Filed herewith

(2)
To be filed by amendment

Item 26.    Marketing Arrangements

        See Sections                of the Form of Underwriting Agreement filed as Exhibit (h)(1) to this Registration Statement.

Item 27.    Other Expenses of Issuance and Distribution

        The following table shows the fees and expenses, other than underwriting discount, to be paid by us in connection with the sale and distribution of the securities being registered hereby. All amounts except the SEC registration fee and the Financial Industry Regulatory Authority, Inc. filing fee are estimates.

Securities and Exchange Commission registration fee	$	*
New York Stock Exchange listing fees
Financial Industry Regulatory Authority fees		*
Printing and engraving expenses		*
Accounting fees and expenses		*
Legal fees and expenses		*
Blue Sky filing fees and expenses		*
Trustees' fee		*
Transfer agent's fee		*
Miscellaneous		*
Total	$	*

*
To be furnished by amendment.

Item 28.    Persons Controlled by or Under Common Control

        None.

Item 29.    Number of Holders of Securities

        The following table shows the number of holders of securities of the Registrant as of                , 2012.

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest, par value tool per share	None

Item 30.    Indemnification

        Article V of the Registrant's Agreement and Declaration of Trust, filed as Exhibit (a)(2) to this Registration Statement, provides that:

        Section 5.1    No Personal Liability of Shareholders, Trustees, etc.    No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misconduct, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

        Section 5.2    Mandatory Indemnification.    (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee, officer or employee of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misconduct, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

        (b)   Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

        (c)   The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

        (d)   The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of Shareholders or Trustees who are not Interested Persons or any other right to which he or she may be lawfully entitled.

        (e)   Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

        Section 5.3    No Bond Required of Trustees.    No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

        Section 5.4    No Duty of Investigation; No Notice in Trust Instruments, etc.    No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

        Section 5.5    Reliance on Experts, etc.    Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

        Section                  of the Form of Underwriting Agreement filed as Exhibit (h)(1) to this Registration Statement provides for                  .

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Adviser

        The descriptions of the Adviser under the caption "Management of the Fund" in the prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-68243) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference. The Adviser's principal business address is 345 Park Avenue, 31st Floor, New York, NY 10154.

Item 32.    Locations of Accounts and Records

        The accounts and records of the Registrant are maintained at the office of the Registrant at ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

Item 33.    Management Services Not applicable.

Item 34.    Undertakings

        (1)   Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        (2)   Not applicable.

        (3)   Not applicable.

        (4)   Not applicable.

        (5)   Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

        Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        (6)   Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 9th day of March 2012.

BLACKSTONE / GSO SHORT DURATION HIGH YIELD FUND
By:	/s/ DANIEL H. SMITH, JR.
	Name:	Daniel H. Smith, Jr.
	Title:	Chairman, President, Chief Executive Officer and Sole Trustee

        Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ DANIEL H. SMITH, JR. Daniel H. Smith, Jr.	Chairman, President, Chief Executive Officer and Sole Trustee (Principal Executive Officer)	March 9, 2012
/s/ ERIC ROSENBERG Eric Rosenberg	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	March 9, 2012

 SCHEDULE OF EXHIBITS TO FORM N-2

Exhibits
(a)(1)	Declaration of Trust, dated March 5, 2012

QuickLinks

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

PROSPECTUS SUMMARY
SUMMARY OF FUND EXPENSES
THE FUND
USE OF PROCEEDS
THE FUND'S INVESTMENTS
LEVERAGE
RISKS
MANAGEMENT OF THE FUND
NET ASSET VALUE
DISTRIBUTIONS
DIVIDEND REINVESTMENT PLAN
DESCRIPTION OF SHARES
CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST
CLOSED-END FUND STRUCTURE
REPURCHASE OF COMMON SHARES
TAX MATTERS
UNDERWRITING
CUSTODIAN AND TRANSFER AGENT
LEGAL OPINIONS
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT OBJECTIVES
INVESTMENT RESTRICTIONS Fundamental Restrictions
Non-Fundamental Restrictions
INVESTMENT POLICIES AND TECHNIQUES
Portfolio Contents
Other Portfolio Contents
MANAGEMENT OF THE FUND Board of Trustees
Share Ownership
Experience of Trustees
Compensation of Trustees
Board Committees
Risk Oversight
Officers of the Fund
The Adviser
Administrator
Portfolio Managers
Portfolio Manager Compensation
Securities Ownership of Portfolio Managers
Potential Conflicts of Interest
Proxy Voting Policies
Codes of Ethics
PORTFOLIO TRANSACTIONS AND BROKERAGE
DESCRIPTION OF SHARES Common Shares
Preferred Shares
Other Shares
REPURCHASE OF COMMON SHARES
TAX MATTERS
Taxation of the Fund
Distributions
Sale or Exchange of Common Shares
Nature of Fund's Investments
Below Investment Grade Instruments
Original Issue Discount Securities
Market Discount Securities
Currency Fluctuations
Foreign Taxes
Preferred Shares or Borrowings
Backup Withholding
Foreign Shareholders
Additional Withholding Requirements
Other Taxation
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CUSTODIAN AND TRANSFER AGENT
ADDITIONAL INFORMATION
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (To Come)
FINANCIAL STATEMENTS (To Come)
APPENDIX A DESCRIPTION OF S&P, MOODY'S AND FITCH RATINGS(1)
ISSUE CREDIT RATING DEFINITIONS
Long Term Issue Credit Ratings
LONG TERM OBLIGATION RATINGS
Long-Term Rating Definitions
MEDIUM TERM NOTE RATINGS
Short Term Rating Definitions
INTERNATIONAL ISSUER AND CREDIT RATING SCALES
Long-Term Ratings Scales—Issuer Credit Ratings Scales
Short-Term Ratings—Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance
APPENDIX B PROXY VOTING POLICIES AND PROCEDURES Introduction
Proxy Policies
Proxy Voting Records
PART C OTHER INFORMATION
  Item 25. Financial Statements and Exhibits
  Item 26. Marketing Arrangements
  Item 27. Other Expenses of Issuance and Distribution
  Item 28. Persons Controlled by or Under Common Control
  Item 29. Number of Holders of Securities
  Item 30. Indemnification
  Item 31. Business and Other Connections of Adviser
  Item 32. Locations of Accounts and Records
  Item 33. Management Services Not applicable.
  Item 34. Undertakings
SIGNATURES
SCHEDULE OF EXHIBITS TO FORM N-2